As filed with the Securities and Exchange Commission on November 28, 2003

                           1933 Act File No. 33-12092
                           1940 Act File No. 811-5029

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [X]
                         Pre-Effective Amendment No:                    [ ]
                       Post-Effective Amendment No: 36                  [X]

                                       and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
                                Amendment No: 35

                          LEGG MASON INCOME TRUST, INC.
               (Exact Name of Registrant as Specified in Charter)

                                100 Light Street
                            Baltimore, Maryland 21202
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, including Area Code: (410) 539-0000

                                   Copies to:

MARC R. DUFFY, ESQ.                            ARTHUR C. DELIBERT, ESQ.
Legg Mason Wood Walker, Incorporated           Kirkpatrick & Lockhart LLP
100 Light Street                               1800 Massachusetts Ave., N.W.
Baltimore, Maryland  21202                     Second Floor
Name and Address of Agent for Service)         Washington, D.C.  20036-1800

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to Rule 485(b)
[ ] on , pursuant to Rule 485(b)
[ ] 60 days after filing pursuant to Rule 485(a)(i)
[ ] on , pursuant to Rule 485(a)(i)
[X] 75 days after filing pursuant to Rule 485(a)(ii)
[ ] on , pursuant to Rule 485(a)(ii)

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                          Legg Mason Income Trust, Inc.

                       Contents of Registration Statement

This registration statement consists of the following papers and documents.

Cover  Sheet

Table of  Contents

Part A - Primary Class Prospectus
Legg Mason Core Bond Fund

Part B - Statement of Additional Information
Primary Class Shares
Legg Mason Core Bond Fund

Part C - Other Information

Signature Page

Exhibits

LEGG MASON INCOME TRUST, INC.

LEGG MASON CORE BOND FUND


PRIMARY CLASS PROSPECTUS   February ___, 2004


[LOGO]

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT PASSED UPON THE ACCURACY OR THE ADEQUACY OF THIS PROSPECTUS, NOR HAS IT APPROVED OR DISAPPROVED THESE SECURITIES. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

TABLE OF CONTENTS

INVESTMENT OBJECTIVE AND POLICIES......................................3

LEGG MASON CORE BOND FUND..............................................3

PRINCIPAL RISKS........................................................5

PERFORMANCE............................................................8

FEES AND EXPENSES......................................................9

MANAGEMENT AND ADVISER................................................10

DISTRIBUTOR OF THE FUND'S SHARES......................................10

HOW TO INVEST.........................................................11

HOW TO SELL YOUR SHARES...............................................12

ACCOUNT POLICIES......................................................14

SERVICES FOR INVESTORS................................................15

DISTRIBUTIONS AND TAXES...............................................16

RELATED PERFORMANCE...................................................17

INVESTMENT OBJECTIVE AND POLICIES


GENERAL
Legg Mason Core Bond Fund (the "fund") is a series of Legg Mason Income Trust, Inc. ("Income Trust").

THE ADVISER
Western Asset Management Company ("Western Asset" or "Adviser") is the fund's investment adviser. Western Asset's approach in managing the fund revolves around an investment outlook developed by its Investment Strategy Group, a team of senior professionals that meets at least twice a week to review developments in the economy and the markets. Based on their consensus view of the economic outlook for the following six months, this group arrives at a recommended portfolio structure, including targets for duration, yield curve exposure, and sector allocation. Western Asset's Portfolio Management Group implements the strategy in a manner consistent with the investment policies of the fund, using information on the relative credit strength, liquidity, issue structure, event risk, covenant protection and market valuation of available securities.

LEGG MASON CORE BOND FUND

Investment Objective: Maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain the average duration described below.

Principal Investment Strategies: The fund invests in a portfolio of U.S. dollar-denominated fixed-income securities of various maturities and, under normal market conditions, will invest at least 80% of its net assets in debt and fixed-income securities. The fund currently anticipates that all securities it purchases will be investment grade, I.E., rated at the time of investment
BBB/Baa or higher by at least one nationally recognized statistical rating organization ("NRSRO") or, if not rated by any NRSRO, determined by the Adviser to be of comparable quality. To achieve its objective, the fund may invest in:

         o  U.S. Government obligations

         o  corporate  obligations  ("corporate  obligations"  include preferred
            stock,   convertible   securities,   zero  coupon   securities   and
            pay-in-kind securities)

         o  inflation-indexed securities

         o  mortgage- and other asset-backed securities

         o  U.S.  dollar-denominated  obligations of non-U.S. issuers, including
            obligations  of  foreign  governments,   international  agencies  or
            supranational organizations

         o U.S. dollar-denominated fixed-income securities of non-governmental domestic or foreign issuers

         o  municipal obligations

         o  variable and floating rate debt securities

         o  commercial paper and other short-term investments

         o  certificates of deposit, time deposits and bankers' acceptance

         o  loan participations and assignments

         o  structured notes

         o  repurchase agreements


In addition, the fund may also:

         o invest up to 25% of its total assets in the U.S. dollar-denominated securities of foreign issuers

         o hold common stock or warrants received as the result of an exchange or tender of fixed-income securities

         o  invest in  derivatives  such as futures,  options and swaps for both
            hedging  and  non-hedging   purposes,   including  for  purposes  of
            enhancing returns

         o  buy or sell securities on a forward commitment basis

         o  lend its portfolio securities

         o  engage in reverse repurchase agreements

         o  borrow money for temporary or emergency purposes

The fund may buy and sell investments relatively often, which involves higher brokerage commissions and other expenses, and may increase taxes payable by shareholders.

"Duration" refers to the range within which the average modified duration of the fund is expected to fluctuate. Modified duration measures the expected sensitivity of a security's market price to changes in interest rates, taking into account the effects of the security's structural complexities. The average modified duration of the fund is expected to range within 20% of the duration of the domestic bond market as a whole (normally three to six years, although this may vary) as measured by the Adviser.

The continued holding of securities downgraded below investment grade or, if unrated, determined by the Adviser to be of comparable quality, will be evaluated by the Adviser on a case-by-case basis.

For temporary defensive purposes or pending investment, the fund may invest without limit in cash, U.S. dollar-denominated money market instruments and repurchase agreements. If the fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

The fund's investment objective is non-fundamental and may be changed by Income Trust's Board of Directors without shareholder approval.

PRINCIPAL RISKS

IN GENERAL
There is no assurance that the fund will meet its investment objective; investors could lose money by investing in the fund. As with all mutual funds, an investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Among the principal risks of investing in the fund are interest rate risk, credit risk, call risk, foreign securities risk, special risks of mortgage-backed and asset-backed securities, borrowing risk, derivatives risk, liquidity risk and hedging risk. You should read this section carefully before you invest in order to learn more about the fund.

INTEREST RATE RISK
The fund is subject to interest rate risk, which is the possibility that the rates of interest income generated by the fund's fixed-income investments may decline due to a decrease in market interest rates and the market prices of the fund's fixed-income investments may decline due to an increase in market interest rates. Generally, the longer the maturity of a fixed-income security, the greater is the effect on its value when rates increase.

Certain securities pay interest at variable or floating rates. Variable rate securities reset at specified intervals, while floating rate securities reset whenever there is a change in a specified index rate. In most cases, these reset provisions reduce the effect of market interest rates on the value of the security, but mean that declines in market interest rates are reflected more quickly in the fund's holdings than they would be if the fund held fixed rate securities. However, some securities do not track the underlying index directly, but reset based on formulas that can produce an effect similar to leveraging; others may also provide for interest payments that vary inversely with market rates. The market prices of these securities may fluctuate significantly when interest rates change.

CREDIT RISK
The fund is also subject to credit risk, I.E., the risk that an issuer of securities will be unable to pay principal and interest when due, or that the value of the security will suffer because investors believe the issuer is less able to pay. This is broadly gauged by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the agencies issuing them and are not absolute guarantees as to quality. Not all securities are rated. In the event that NRSROs assign different ratings to the same security, the Adviser will determine which rating it believes best reflects the security's quality and risk at that time. Moody's Investors Service, Inc. considers debt securities rated Baa to have speculative characteristics. Not all U.S. government securities are backed by the full faith and credit of the United States. Some securities, such as securities issued by Freddie Mac, are backed only by the credit of the issuing agency or instrumentality. Accordingly, there is a risk of default on these securities.

CALL RISK
Many fixed-income securities, especially those issued at high interest rates, provide that the issuer may repay them early. Issuers often exercise this right when interest rates are low. Accordingly, holders of callable securities may not benefit fully from the increase in value that other fixed-income securities experience when rates decline. Furthermore, the fund reinvests the proceeds of the payoff at current yields, which are lower than those paid by the security that was paid off.

FOREIGN SECURITIES RISK
Investments in foreign securities (including those denominated in U.S. dollars) involve certain risks not typically associated with investments in domestic issuers. The values of foreign securities are subject to economic and political developments in the countries and regions where the companies operate or are domiciled, or where the securities are traded, such as changes in economic or monetary policies, and to changes in exchange rates. Values may also be affected by restrictions on receiving the investment proceeds from a foreign country. In general, less information is publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government. Even where a security is backed by the full faith and credit of a foreign government, it may be difficult for the fund to pursue its rights against a foreign government in that country's courts. Some foreign governments have defaulted on principal and interest payments. In addition, the fund's investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and adverse diplomatic developments. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply.

LEVERAGING RISK
When the fund is borrowing money or otherwise leveraging its portfolio, the value of an investment in the fund will be more volatile and all other risks will tend to be compounded. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the fund's holdings. The fund may take on borrowing risk or leveraging risks by using reverse repurchase agreements, dollar rolls or borrowings, by investing collateral from loans of portfolio securities, through the use of when-issued, delayed-delivery or forward commitment transactions or by using other derivatives. The use of leverage may also cause the fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

LIQUIDITY RISK
Liquidity risk exists when particular investments are difficult to sell. The fund may not be able to sell these illiquid investments at the best prices. Investments in derivatives, foreign investments, restricted securities, securities having small market capitalization, and securities having substantial market and/or credit risk tend to involve greater liquidity risk. The fund may invest up to 15% of its assets in illiquid securities.

SPECIAL RISKS OF MORTGAGE-BACKED AND ASSET-BACKED SECURITIES Mortgage-backed securities represent an interest in a pool of mortgages. When market interest rates decline, more mortgages are refinanced, and mortgage-backed securities are paid off earlier than expected. Prepayments may also occur on a scheduled basis or due to foreclosure. The effect on the fund's return is similar to that discussed above for call risk. When market interest rates increase, the market values of mortgage-backed securities decline. At the same time, however, mortgage refinancings and prepayments slow, which lengthens the effective maturities of these securities. As a result, the negative effect of the rate increase on the market value of mortgage-backed securities is usually more pronounced than it is for other types of fixed-income securities, potentially increasing the volatility of the fund.

Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and
receivables  from  credit  card   agreements.   The  ability  of  an  issuer  of
asset-backed securities to enforce its security interest in the underlying assets may be limited. Asset-backed securities are subject to many of the same risks as mortgage-backed securities.

At times, some of the mortgage-backed and asset-backed securities in which the fund may invest will have higher than market interest rates and therefore will be purchased at a premium above their par value. Prepayments may cause losses on securities purchased at a premium. Unscheduled prepayments, which are made at par, will cause the fund to experience a loss equal to any unamortized premium.

DERIVATIVES RISK
The fund may engage in a variety of transactions using "derivatives," such as futures, options, warrants and swaps. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, indexes or currencies. Derivatives may be traded on organized exchanges, or in individually negotiated transactions with other parties (these are known as "over the counter" derivatives). The fund may use derivatives both for hedging and non-hedging purposes, including for purposes of enhancing returns. Although the Adviser has the flexibility to make use of derivatives, it may choose not to for a variety of reasons, even under very volatile market conditions.

Derivatives involve special risks and costs and may result in losses to the fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the fund will depend on the Adviser's ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are "leveraged" and therefore may magnify or otherwise increase investment losses to the fund. The fund's use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund's derivatives positions at any time. In fact, many over-the-counter instruments will not be liquid. Over-the-counter instruments also involve the risk that the other party will not meet its obligations to the fund.

Swap agreements will tend to shift the fund's investment exposure from one type of investment to another. For example, if the fund agrees to exchange fixed rate payments for variable rate payments, the swap agreement would tend to decrease the fund's exposure to market interest rates on the value of the security.

HEDGING RISK
The decision as to whether and to what extent the fund will engage in hedging transactions to hedge against such risks as credit risk and market risk will depend on a number of factors, including prevailing market conditions, the composition of the fund and the availability of suitable transactions. Accordingly, there can be no assurance that the fund will engage in hedging transactions at any given time or from time to time or that any such strategies, if used, will be successful. Hedging transactions involve costs and may result in losses.

TURNOVER
The length of time the fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the fund is known as "portfolio turnover." As a result of the fund's investment policies, under certain market conditions the fund's turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. High portfolio turnover rates, generally defined as annual rates above 100%, are likely to result in higher brokerage commissions or other transaction costs and could give rise to a greater amount of taxable capital gains.

PERFORMANCE

Because the fund is new it has no performance to report. The fund is modeled after an existing mutual fund that is managed by the Adviser and has an investment objective, policies and strategies that are substantially similar in all material respects to the fund. Please see "Related Performance" on page __ for information on the performance of the similar fund.

FEES AND EXPENSES

The table below describes the fees and expenses you may incur directly or indirectly as an investor in the fund. The fund pays operating expenses directly out of its assets, thereby lowering the fund's share price and dividends. Other expenses are based on estimated expenses for the current fiscal year and include, but are not limited to, transfer agency, custody, professional and registration fees.

---------------------------------------------------------------------------
LEGG MASON CORE BOND FUND
Primary Class
---------------------------------------------------------------------------
---------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM PORTFOLIO
ASSETS)
---------------------------------------------------------------------------
Management Fees                       0.45%
---------------------------------------------------------------------------
Distribution and/or Service (12b-1)   0.50%
Fees*
---------------------------------------------------------------------------
Other Expenses
---------------------------------------------------------------------------
Total Annual Fund Operating Expenses
---------------------------------------------------------------------------
Expense Reimbursement/Waiver**        _______
                                      -------
---------------------------------------------------------------------------
Net Expenses                          1.00%
---------------------------------------------------------------------------

*THE DIRECTORS HAVE CURRENTLY LIMITED PAYMENTS UNDER THE FUND'S DISTRIBUTION PLAN TO A RATE OF 0.50% ANNUALLY. PURSUANT TO THE FUND'S DISTRIBUTION PLAN, THE DIRECTORS MAY AUTHORIZE PAYMENT OF UP TO 0.75% OF AVERAGE NET ASSETS WITHOUT SHAREHOLDER APPROVAL.

**LEGG MASON FUND ADVISER, INC., AS MANAGER, HAS CONTRACTUALLY AGREED TO WAIVE FEES SO THAT PRIMARY CLASS OPERATING EXPENSES (EXCLUSIVE OF TAXES, INTEREST, BROKERAGE AND EXTRAORDINARY EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF 1.00% OF AVERAGE DAILY NET ASSETS ATTRIBUTABLE TO PRIMARY CLASS SHARES OF THE FUND. THIS WAIVER WILL REMAIN IN EFFECT UNTIL APRIL 30, 2005. THE FUND HAS AGREED TO PAY THE MANAGER FOR WAIVED FEES AND REIMBURSED EXPENSES PROVIDED THAT PAYMENT DOES NOT CAUSE THE PRIMARY CLASS OPERATING EXPENSES TO EXCEED 1.00% OF ITS AVERAGE NET ASSETS AND THE PAYMENT IS MADE WITHIN THREE YEARS AFTER THE YEAR IN WHICH THE MANGER EARNED THE FEE OR INCURRED THE EXPENSE.

EXAMPLE

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. Although your actual costs and returns may be higher or lower, you would pay the following expenses on a $10,000 investment in the fund, assuming (1) a 5% return each year, (2) the fund's operating expenses remain the same as shown in the table above, and (3) you redeem all of your shares at the end of the time periods shown.

----------------------------------
     1 Year           3 Years
----------------------------------

----------------------------------

MANAGEMENT AND ADVISER

Legg Mason Fund Adviser, Inc. ("LMFA"),  100 Light Street,  Baltimore,  Maryland
21202, is the manager of the fund. As manager, LMFA is responsible for the non-investment affairs of the fund, providing office space and administrative staff for the fund and directing all matters related to the operation of the fund. LMFA has been registered as an investment adviser since 1982.

LMFA has delegated certain advisory responsibilities to Western Asset, 117 East Colorado Boulevard, Pasadena, California 91105. As Adviser, Western Asset is responsible for the investment management of the fund, including the responsibility for making investment decisions and placing orders to buy, sell or hold a particular security. Western Asset acts as investment adviser to investment companies and private accounts with aggregate assets of approximately $____ billion as of December 31, 2003. An investment committee is responsible for the day-to-day management of the fund.

The fund pays LMFA a monthly fee based on the average net assets of the fund. For investment management services, the fund pays LMFA a fee at the annual rate of 0.45% of average net assets. LMFA pays Western Asset a monthly fee of 0.40% of the fee it receives from the fund. Fees paid to Western Asset are net of any waiver.

DISTRIBUTOR OF THE FUND'S SHARES

Legg Mason Wood Walker, Incorporated ("Legg Mason"), 100 Light Street, Baltimore, Maryland 21202, distributes the fund's shares. The fund has adopted a plan under Rule 12b-1 that allows it to pay fees for the sale of its Primary Class shares and for services provided to Primary Class shareholders.

Under the plan, the fund may pay Legg Mason an annual distribution fee equal to 0.50% of the fund's average daily net assets attributable to Primary Class shares and an annual service fee equal to 0.25% of the fund's average daily net assets attributable to Primary Class shares. Payments under the plan are currently limited to 0.50% of average daily net assets. The 12b-1 fees are calculated daily and paid monthly.

Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Legg Mason may enter into agreements with other brokers to sell Primary Class shares of the fund. Legg Mason pays these brokers up to 90% of the distribution and/or shareholder service fee that it receives from the fund for those sales.

LMFA, Western Asset and Legg Mason are wholly owned subsidiaries of Legg Mason, Inc., a financial services holding company.

HOW TO INVEST

To open a regular, retirement or Coverdell education savings account, contact a Legg Mason Financial Advisor, Legg Mason Funds Investor Services ("FIS"), or another entity that has entered into an agreement with the fund's distributor to sell shares of the fund. The minimum initial investment is $1,000 and the minimum for each purchase of additional shares is $100.

Retirement accounts include traditional IRAs, spousal IRAs, Roth IRAs, simplified employee pension plans, savings incentive match plans for employees and other qualified retirement plans. Contact your Legg Mason Financial Advisor, FIS or other entity offering the fund's shares to discuss which type of account might be appropriate for you. To view additional information regarding each type of account visit www.leggmasonfunds.com.

Certain investment methods (for example, through certain retirement plans or automatic sweep arrangements) may be subject to lower minimum initial and/or additional investment amounts. In certain limited circumstances, the minimum initial and additional purchase amounts may be waived. Arrangements may also be made with some employers and financial institutions for regular automatic monthly investments of $50 or more in shares of the fund. Contact your financial adviser or FIS with any questions regarding your investment options.

ONCE YOUR ACCOUNT IS OPEN, YOU MAY USE THE FOLLOWING METHODS TO PURCHASE ADDITIONAL SHARES OF THE FUND:

--------------------------------------------------------------------------------

IN PERSON                             Give  your  financial  adviser a check for
                                      $100  or  more  payable   to   Legg  Mason
                                      Wood Walker, Incorporated.
--------------------------------------------------------------------------------

   MAIL Mail your check, payable to Legg Mason Wood Walker, Incorporated, for $100 or more to your financial adviser or to Legg Mason Funds Investor Services at P.O. Box 17023, Baltimore, MD 21297-0356.
--------------------------------------------------------------------------------

TELEPHONE OR WIRE                     Call your financial adviser or FIS
                                      at 1-800-822-5544 to transfer
                                      available cash balances in your
                                      brokerage account or to transfer
                                      money from your bank directly.
                                      Wire transfers may be subject to a
                                      service charge by your bank.
--------------------------------------------------------------------------------
INTERNET OR TELEFUND
                                      FIS  clients  may  purchase  shares of the
                                      fund through Legg Mason's Internet site at
                                      www.leggmasonfunds.com      or     through
                                      TELEFund,  the automated telephone account
                                      management   service,  at  1-877-6-LMFUNDS
                                      (1-877-656-3863).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AUTOMATIC INVESTMENTS                 Arrangements may be made with some
                                      employers and financial
                                      institutions for regular automatic
                                      monthly investments of $50 or more
                                      in shares of the fund. You
                                      may also reinvest dividends from
                                      certain unit investment trusts or
                                      other Legg Mason funds in shares of
                                      the fund.
--------------------------------------------------------------------------------

FUTURE FIRST(R) SYSTEMATIC            Contact a Legg Mason Financial
INVESTMENT PLAN                       Advisor or FIS to enroll in Legg
                                      Mason's   Future    First(R)    Systematic
                                      Investment  Plan.  This plan allows you to
                                      automatically  invest  a  specific  dollar
                                      amount (minumum of $50 per month per fund)
                                      at regular  intervals.  The transfer agent
                                      will  transfer  money  directly  from your
                                      checking  or savings  account or your Legg
                                      Mason brokerage account to purchase shares
                                      of the desired fund.
--------------------------------------------------------------------------------


Investments made through entities other than Legg Mason may be subject to transaction fees or other purchase conditions established by those entities. You should consult their program literature for further information.

Purchase orders received by your Legg Mason Financial Advisor, FIS or other authorized entity before the close of regular trading on the New York Stock Exchange ("Exchange"), normally 4:00 p.m., Eastern time, will be processed at the fund's net asset value as of the close of the Exchange on that day. Orders received after the close of the Exchange will be processed at the fund's net asset value as of the close of the Exchange on the next day the Exchange is open. Payment must be made within three business days to Legg Mason.

HOW TO SELL YOUR SHARES

YOU MAY USE ANY OF THE FOLLOWING METHODS TO SELL SHARES OF THE FUND:

--------------------------------------------------------------------------------

                                      Call your Legg Mason Financial
TELEPHONE                             Advisor or FIS at 1-800-822-5544 or
                                      other entity through which you hold
                                      shares to request a redemption.
                                      Please have the following
                                      information ready when you call:
                                      the name of the fund, dollar amount
                                      (or number of shares) to be
                                      redeemed and your shareholder
                                      account number.  Proceeds will be
                                      credited to your brokerage account
                                      or a
                                      check will be sent to you, at your
                                      direction, at no charge to you.
                                      Wire requests will be subject to a
                                      fee of $20. For wire transfers, be
                                      sure that your financial adviser
                                      has your bank account information
                                      on file.
--------------------------------------------------------------------------------

INTERNET OR TELEFUND                  FIS clients may request a
                                      redemption of fund shares through
                                      Legg Mason's Internet site at
                                      www.leggmasonfunds.com or through
                                      TELEFund at 1-877-6-LMFUNDS
                                      (1-877-656-3863).
--------------------------------------------------------------------------------

MAIL                                  Send a letter to your financial
                                      adviser or to Legg Mason Funds
                                      Investor Services at P.O. Box
                                      17023, Baltimore, MD 21297-0356
                                      requesting redemption of your
                                      shares. The letter should be signed
                                      by all of the owners of the
                                      account. Redemption requests for
                                      shares valued at $10,000 or more or
                                      when the proceeds are to be paid to
                                      someone other than the
                                      accountholder(s) may require a
                                      signature guarantee. You may obtain
                                      a signature guarantee from most
                                      banks or securities dealers.
--------------------------------------------------------------------------------

Legg Mason will follow reasonable procedures to ensure the validity of any telephone or Internet redemption requests, such as requesting identifying information from users or employing identification numbers. You may be held liable for any fraudulent telephone or Internet order.

Fund shares will be sold at the next net asset value calculated after your redemption request is received by your Legg Mason Financial Advisor, FIS or another authorized entity offering the fund.

Redemption orders will be processed promptly following receipt of an order in proper form. You will normally receive the proceeds within a week.

Payment of redemption proceeds of shares that were recently purchased by check or automatic investment arrangements or acquired through reinvestment of distributions paid by the fund may be delayed for up to ten days from the purchase date in order to allow for the check or automatic investment to clear.

Additional   documentation  may  be  required  from   corporations,   executors,
partnerships, administrators, trustees or custodians.

Redemptions made through entities other than Legg Mason may be subject to transaction fees or other conditions established by those entities. You should consult their program literature for further information.

The fund has reserved the right under certain conditions to redeem its shares in-kind by distributing portfolio securities in payment for redemptions. Shareholders who receive a redemption in-kind may incur costs to dispose of the securities they receive.

ACCOUNT POLICIES

CALCULATION OF NET ASSET VALUE:

Net asset value per Primary Class share is determined daily as of the close of regular trading on the Exchange, on every day the Exchange is open. The Exchange is normally closed on all national holidays and Good Friday. To calculate the fund's share price, the fund's assets are valued and totaled, liabilities are subtracted, and the resulting net assets are divided by the number of shares outstanding. The fund's securities are valued on the basis of market quotations or, lacking such quotations, at fair value as determined under policies approved by the Board of Directors. The fund may use fair value pricing instead of market quotations to value one or more securities if the fund believes that, because of special circumstances, doing so would more accurately reflect the prices the fund expects to realize on the current sale of those securities.

Where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Adviser to be the primary market. Fixed-income securities generally are valued using market quotations or independent pricing services that use prices provided by market makers or estimates of market values.

To the extent that the fund has portfolio securities that are primarily traded on foreign markets that trade on days when the fund does not price its shares, the net asset value of the fund may change on days when shareholders will not be able to purchase or redeem the fund's shares.

OTHER:

Fund shares may not be held in, or transferred to, an account with any firm that does not have an agreement with Legg Mason or one of its affiliates.

If your account falls below $500, the fund may ask you to increase your balance. If after 60 days your account is still below $500, the fund may close your account and send you the proceeds. The fund will not require you to redeem accounts that fall below $500 solely as a result of a reduction in the fund's net asset value.

The fund will not accept cash, money orders, traveler's checks, or credit card convenience checks. Third-party checks will not be accepted unless they are from another financial institution made for the purpose of transfer or rollover. The fund will accept non-retirement checks from other fund families and investment companies as long as the registration name on your fund account is the same as that listed on the check. To comply with anti-money laundering laws, the fund or your broker may request certain indentifying information from you and may redeem your account if your identity cannot be confirmed.

The fund reserves the right to:

         o refuse any investment, reject any order for shares, or suspend the offering of shares for a period of time;

         o  change its minimum investment amounts; and

         o delay sending out redemption proceeds for up to seven days if the fund could be adversely affected by immediate payment. This generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions. The fund may delay redemptions beyond seven days, or suspend redemptions, only as permitted by the Securities and Exchange Commission ("SEC").

SERVICES FOR INVESTORS

For further information regarding any of the services below, please contact your Legg Mason Financial Advisor, FIS or other entity offering the fund for sale.

CONFIRMATIONS AND ACCOUNT STATEMENTS:

You will receive a confirmation from Legg Mason after each transaction involving Primary Class shares (except a reinvestment of dividends or capital gain distributions, an investment made through the Future First(R) Systematic Investment Plan, or other automatic investment arrangement, and withdrawals made through the Systematic Withdrawal Plan). Legg Mason or the entity through which you invest will send you account statements monthly unless there has been no activity in the account. If there has been no monthly activity in your account, you will receive a quarterly statement.

SYSTEMIC WITHDRAWAL PLAN:

If you are purchasing or already own shares of the fund with a net asset value of $5,000 or more, you may elect to make systematic withdrawals from the fund. The minimum amount for each withdrawal is $50. You should not purchase shares of the fund when you are a participant in the plan.

EXCHANGE PRIVILEGE:

Primary Class shares of the fund may be exchanged for Primary Class shares of any of the other Legg Mason funds and for Consultant Class shares of series of The Royce Funds (except Royce TrustShares Fund), provided these funds are eligible for sale in your state of residence. You can request an exchange in writing or by telephone. FIS clients may also request an exchange through TELEFund or the Internet at www.leggmasonfunds.com. Be sure to read the current prospectus for any fund into which you are exchanging.

There is currently no fee for exchanges; however, you may be subject to a sales charge when exchanging into a fund that has one. An exchange of the fund's shares will be treated as a sale of the shares, and any gain on the transaction will be subject to tax.

Purchases of fund shares should be made for long-term investment purposes. The fund reserves the right to restrict purchases of shares (including exchanges) when it determines that a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident.

The fund reserves the right to:

         o terminate or limit the exchange privilege of any shareholder who makes more than four exchanges from the fund in a 12-month period; and

         o terminate or modify the exchange privilege after 60 days' written notice to shareholders.


DISTRIBUTIONS AND TAXES

The fund declares any dividends from its net investment income daily and pays them monthly.

The fund declares and pays dividends from the excess of net short-term capital gain over net long-term capital loss and distributes substantially all of its net capital gain (the excess of net long-term capital gain over net short-term capital loss) annually in December. A second distribution may be necessary in some years to avoid imposition of federal excise tax. There is no assurance that the fund will realize any capital gain in a given year.

Fund dividends and other distributions are taxable to investors (other than retirement plans and other tax-exempt investors) whether received in cash or reinvested in additional shares of the fund. Dividends from investment company taxable income (which includes net investment income, the excess of net short-term capital gain over net long-term capital loss, determined without regard to any deduction for dividends paid) are taxable as ordinary income.
Distributions of the fund's net capital gain are taxable as long-term capital gain, regardless of how long you have held your fund shares.

The sale or exchange of fund shares may result in a taxable gain or loss, depending on whether the proceeds are more or less than the cost of your shares.

The fund's dividend and interest income on, and gains it realizes from disposition of foreign securities, if any, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions.

A tax statement will be sent to you after the end of each year detailing the tax status of your distributions.

Your dividends and other distributions will be automatically reinvested in additional Primary Class shares of the fund unless you elect to receive dividends and/or other distributions in cash. To change your election, you must notify your Legg Mason Financial Advisor or FIS at least ten days before the next distribution is to be paid. You may also request that your dividends and/or other distributions be invested in Primary Class shares of another eligible Legg Mason fund or Consultant Class shares of series of The Royce Funds (except Royce TrustShares Fund), provided these funds are available for sale in your state.

If the postal or other delivery service is unable to deliver your distribution check, your distribution election will automatically be converted to having all dividends and other distributions reinvested in fund shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

As required by law, the fund will withhold a certain percentage of all dividends, capital gain distributions and redemption proceeds otherwise payable to individuals and certain other non-corporate shareholders who do not provide the fund with a valid taxpayer identification number. The fund also is required to withhold the same percentage of all dividends and capital gain distributions otherwise payable to those shareholders who are otherwise subject to backup withholding.

Because each investor's tax situation is different, please consult your tax adviser about federal, state and local tax considerations.


RELATED PERFORMANCE

As of the date of this prospectus, the fund is new and has no performance to report. The fund is modeled after Western Asset Core Bond Portfolio, an existing fund that is managed by the Adviser and has an investment objective, policies and strategies that are substantially similar in all material respects to the fund.

The Adviser began managing Western Asset Core Bond Portfolio on September 4, 1990 and its asset size as of December 31, 2003 was approximately [ ]. The Adviser also may manage other substantially similar funds and accounts that may have better or worse performance than Western Asset Core Bond Portfolio. Performance of other funds and accounts is not included due to factors such as differences in their policies and/or portfolio management strategies and/or because these accounts are not mutual funds.

Below you will find information about the prior performance of the Institutional Class of Western Asset Core Bond Portfolio. The Institutional Class of Western Asset Core Bond Portfolio has lower expenses and is sold through different distribution channels than the fund. Returns (before and after taxes) are based on past results and are not an indication of future performance.

The performance of Western Asset Core Bond Portfolio does not represent the past performance of the fund and is not an indication of the future performance of the fund. You should not assume that the fund will have the same performance as Western Asset Core Bond Portfolio. The performance of the fund may be better or worse than the performance of Western Asset Core Bond Portfolio due to, among other things, differences in portfolio holdings, sales charges, expenses, asset sizes, and cash flows between the fund and Western Asset Core Bond Portfolio. Primary Class shares of the fund have higher total expenses than the Institutional Class of Western Asset Core Bond Portfolio, which would have resulted in lower performance if the fund's Primary Class expenses had been applied to the performance of the Institutional Class of Western Asset Core Bond Portfolio.

The following information illustrates the changes in the performance of the Institutional Class of Western Asset Core Bond Portfolio from year to year, and compares that performance to the performance of a market index over various periods of time.

WESTERN ASSET CORE BOND PORTFOLIO - INSTITUTIONAL CLASS
CALENDAR YEAR TOTAL RETURNS

[Insert Bar Chart]

1994  1995  1996  1997  1998  1999  2000  2001  2002  2003

Best quarter:
Worst quarter:

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2003:

WESTERN ASSET CORE BOND PORTFOLIO -              1 YEAR  5 YEARS 10 YEARS
INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
Return Before Taxes
Return After Taxes on Distributions
Return After Taxes on Distributions and Sale of Fund Shares Lehman Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)*

* THE LEHMAN AGGREGATE BOND INDEX IS A MARKET VALUE-WEIGHTED INDEX THAT TRACKS THE DAILY PRICE, COUPON, PAY-DOWNS, AND TOTAL RETURN PERFORMANCE OF FIXED RATE, PUBLICLY PLACED, DOLLAR-DENOMINATED, AND NONCONVERTIBLE INVESTMENT GRADE DEBT ISSUES WITH AT LEAST $100 MILLION PAR AMOUNT OUTSTANDING AND WITH AT LEAST ONE YEAR TO FINAL MATURITY. THE INDEX DOES NOT INCUR FEES AND EXPENSES AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS.

The Primary Class of the fund offered through this prospectus charges a 12b-1 fee, while the Institutional Class of Western Asset Core Bond Portfolio does not. Including any applicable 12b-1 fee in a performance calculation produces a lower return.

If the Adviser had not reimbursed certain fund expenses during these periods, Western Asset Core Bond Portfolio's returns would have been lower.

After-tax returns for Western Asset Core Bond Portfolio are calculated using the historical highest individual federal marginal income tax rate for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, the "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other returns of Western Asset Core Bond Portfolio for the same period due to an assumed tax benefit from any losses on a sale of shares at the end of the period.

LEGG MASON INCOME TRUST, INC.

The following additional information about the fund is available upon request and without charge:

STATEMENT OF ADDITIONAL INFORMATION (SAI) - The SAI is filed with the SEC and is hereby incorporated by reference into (is considered part of) this prospectus. The SAI provides further information and additional details about the fund and its policies.

ANNUAL AND SEMI-ANNUAL REPORTS - Additional information about the fund's investments will be available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

TO  REQUEST  THE  SAI  OR  ANY  REPORTS  TO  SHAREHOLDERS,  OR  TO  OBTAIN  MORE
INFORMATION:

-    call toll-free 1-800-822-5544

-    visit us on the Internet via www.leggmasonfunds.com

-    write to us at:    Legg Mason Funds Investor Services
                        100 Light Street, P.O. Box 17023
                        Baltimore, Maryland 21297-0356

Information about the fund, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Investors may also obtain this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


LMF-                                            SEC File Number 811-5029

                          LEGG MASON INCOME TRUST, INC.

                            LEGG MASON CORE BOND FUND
                             (PRIMARY CLASS SHARES)


                       STATEMENT OF ADDITIONAL INFORMATION


                                FEBRUARY _, 2004

         This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus for Primary Class shares, dated February __, 2004, which has been filed with the Securities and Exchange Commission ("SEC"). A copy of the Prospectus may be obtained without charge from the fund's distributor, Legg Mason Wood Walker, Incorporated ("Legg Mason"), by calling 1-800-822-5544.



                             LEGG MASON WOOD WALKER,
                                  INCORPORATED

--------------------------------------------------------------------------------
                                100 Light Street
                                  P.O. Box 1476
                         Baltimore, Maryland 21203-1476
                          (410) 539-0000 (800) 822-5544

                                TABLE OF CONTENTS


DESCRIPTION OF THE FUND........................................................1
FUND POLICIES..................................................................1
INVESTMENT STRATEGIES AND RISKS................................................3
ADDITIONAL TAX INFORMATION....................................................23
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION................................26
VALUATION OF FUND SHARES......................................................27
PERFORMANCE INFORMATION.......................................................28
MANAGEMENT OF THE FUND........................................................31
THE FUND'S INVESTMENT MANAGER/ADVISER.........................................36
PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................38
THE FUND'S DISTRIBUTOR........................................................40
CAPITAL STOCK INFORMATION.....................................................41
THE FUND'S CUSTODIAN AND TRANSFER AND DIVIDEND-DISBURSING AGENT...............42
THE CORPORATION'S LEGAL COUNSEL...............................................42
THE CORPORATION'S INDEPENDENT ACCOUNTANTS.....................................42
RATINGS OF SECURITIES........................................................A-1
PROXY VOTING POLICIES........................................................B-1











             No person has been authorized to give any information or to make any representations not contained in the Prospectus or this Statement of Additional Information in connection with the offerings made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the fund or its distributor. The Prospectus and this Statement of Additional Information do not constitute offerings by the fund or by the distributor in any jurisdiction in which such offerings may not lawfully be made.

                             DESCRIPTION OF THE FUND


         Legg Mason Income Trust, Inc. ("Corporation") is a diversified open-end management investment company established as a Maryland corporation on April 28, 1987. Legg Mason Core Bond Fund (the "fund") is a separate series of the Corporation.

                                  FUND POLICIES

         The following information supplements the information concerning the fund's investment objective, policies and limitations found in the Prospectus.

         The fund's investment objective is to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain an average modified duration expected to range within 20% of the duration of the domestic bond market as a whole (normally three to six years, although this may vary) as measured by Western Asset Management Company, the fund's investment adviser ("Adviser"). The fund's investment objective is non-fundamental and may be changed by the Corporation's Board of Directors without shareholder approval.

         The fund has adopted the following fundamental investment limitations, which cannot be changed except by a vote of its shareholders:

         The fund may not:

1. Borrow money, except (1) in an amount not exceeding 33 1/3 % of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings) or (2) by entering into reverse repurchase agreements or dollar rolls.

2. Engage in the business of underwriting the securities of other issuers, except as permitted by the Investment Company Act of 1940, as amended ("1940 Act"), and the rules and regulations promulgated thereunder, as such statute, rules, and regulations are amended from time to time or are interpreted from time to time by the SEC or SEC staff or to the extent that the fund may be permitted to do so by exemptive order or other relief from the SEC or SEC staff (collectively, "1940 Act Laws, Interpretations and Exemptions"). This restriction does not prevent the fund from engaging in transactions involving the acquisition, disposition or resale of portfolio securities, regardless of whether the fund may be considered to be an underwriter under the Securities Act of 1933, as amended (the "1933 Act").

3. Lend money or other assets, except to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the fund from purchasing debt obligations in pursuit of its investment program, or for defensive or cash management purposes, entering into repurchase agreements, loaning its portfolio securities to financial intermediaries, institutions or institutional investors, or investing in loans, including assignments and participation interests.

4. Issue senior securities, except as permitted under the 1940 Act Laws, Interpretations and Exemptions.

5. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the fund from investing in issuers that invest, deal, or otherwise engage in transactions in or hold real estate or interests therein, investing in instruments that are secured by real estate or interests therein, or exercising rights under agreements relating to such securities, including the right to enforce security interests.

6. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the fund from engaging in transactions involving foreign currency, futures contracts and options, forward contracts, swaps, caps, floors, collars, securities purchased or sold on a forward-commitment or delayed-delivery basis or other similar financial instruments, or investing in securities or other instruments that are secured by physical commodities.

7. Make any investment if, as a result, the fund's investments will be concentrated (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) in any one industry. This restriction does not limit the fund's investment in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements with respect thereto, or securities of municipal issuers.

         The foregoing fundamental investment limitations may be changed with respect to the fund by "the vote of a majority of the outstanding voting securities" of the fund, a term defined in the 1940 Act to mean the vote (a) of 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities of the fund are present, or
(b) of more than 50% of the outstanding voting securities of the fund, whichever is less.

         Although not a part of the fund's fundamental investment restriction on concentration, it is the current position of the SEC staff that a fund's investments are concentrated in an industry when 25% or more of the fund's net assets are invested in issuers whose principal business is in that industry.

         The fund is diversified under the 1940 Act. Although not a part of the fund's fundamental investment restrictions, the 1940 Act currently states that a fund is diversified if it invests at least 75% of the value of its total assets in cash and cash items (including receivables), U.S. Government securities, securities of other investment companies and other securities limited in respect of any one issuer to (1) no more than 5% of the value of the fund's total assets and (2) no more than 10% of the outstanding voting securities of such issuer. The fund may only change to non-diversified status with the affirmative vote of the fund's shareholders.

         The following are some of the non-fundamental investment limitations that the fund currently observes:

1. The fund will not borrow for investment purposes an amount in excess of 5% of its total assets.

2.       The fund may invest up to 15% of its net assets in illiquid securities.

3. The fund may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short). This restriction does not prevent the fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, securities purchased or sold on a forward-commitment or delayed-delivery basis or other financial instruments.

4. The fund may not purchase securities on margin, except that (1) the fund may obtain such short-term credits as are necessary for the clearance of transactions and (2) the fund may make margin payments in connection with foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, securities on a forward-commitment or delayed-delivery basis or other financial instruments.

         Except as otherwise stated, if a fundamental or non-fundamental percentage limitation set forth in the Prospectus or this Statement of Additional Information ("SAI") is complied with at the time an investment is made, a later increase or decrease in percentage resulting from a change in the value of portfolio securities, in the asset value of the fund, or in the number of securities an issuer has outstanding will not be considered to be outside the limitation. The fund will monitor the level of borrowing and illiquid securities in its portfolio and will make necessary adjustments to maintain required asset coverage and adequate liquidity.

         The fund may not change its policy to invest, under normal market conditions, at least 80% of its net assets in debt and fixed-income securities ("Named Investments") unless it provides shareholders with at least 60 days' written notice of such change. For purposes of this limitation, net assets include the amount of any borrowing for investment purposes, and the fund will consider an instrument, including a synthetic instrument, to be a Named Investment if, in the judgment of the Adviser, it has economic characteristics similar to a Named Investment. Such instruments would include, but are not limited to, futures contracts and related options, mortgage-related securities, asset-backed securities, reverse repurchase agreements and dollar rolls.

         Unless otherwise stated, the fund's investment policies and limitations are non-fundamental and may be changed without shareholders' approval.


                         INVESTMENT STRATEGIES AND RISKS

YIELD FACTORS AND RATINGS


         Standard & Poor's ("S&P"), Moody's Investors Service, Inc. ("Moody's") and other nationally recognized statistical rating organizations ("NRSROs") are private services that provide ratings of the credit quality of obligations. Investment grade bonds are generally considered to be those bonds rated at the time of purchase within one of the four highest grades assigned by S&P or Moody's. The fund may use these ratings in determining whether to purchase, sell or hold a security. These ratings represent Moody's and S&P's opinions as to the quality of the obligations which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, obligations with the same maturity, interest rate and rating may have different market prices. A description of the ratings assigned to corporate debt obligations by S&P and Moody's is included in Appendix A.

         Credit rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates. Subsequent to its purchase by the fund, an issue of obligations may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the fund. The adviser will consider such an event in determining whether the fund should continue to hold the obligation, but is not required to dispose of it.

         In addition to ratings assigned to individual bond issues, the adviser will analyze interest rate trends and developments that may affect individual issuers, including factors such as liquidity, profitability and asset quality. The yields on bonds and other debt securities in which the fund invests are dependent on a variety of factors, including general money market conditions, general conditions in the bond market, the financial condition of the issuer, the size of the offering, the maturity of the obligation and its rating. There may be a wide variation in the quality of bonds, both within a particular classification and between classifications. A bond issuer's obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of bond holders or other creditors of an issuer; litigation or other conditions may also adversely affect the power or ability of bond issuers to meet their obligations for the payment of interest and principal.

SECURITIES LENDING

         The fund may lend portfolio securities to brokers or dealers in corporate or government securities, banks or other recognized institutional borrowers of securities, provided that cash or equivalent collateral, equal to at least 100% of the market value of the securities loaned, is continuously maintained by the borrower with the fund's custodian. During the time the securities are on loan, the borrower will pay the fund an amount equivalent to any interest paid on such securities, and the fund may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from the borrower who has delivered equivalent collateral. When the fund loans a security to another party, it runs the risk that the other party will default on its obligation, and that the value of the collateral will decline before the fund can dispose of it.

         These loans are subject to termination at the option of the fund or the borrower. The fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. In the event of the bankruptcy of the other party to a securities loan, the fund could experience delays in recovering the securities lent. To the extent that, in the meantime, the value of the collateral had decreased or the securities that were lent increased, the fund could experience a loss.

         The fund will enter into securities loan transactions only with financial institutions which the adviser believes to present minimal risk of default during the term of the loan. The fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. The fund presently does not intend to loan more than 5% of its portfolio securities at any given time.

REPURCHASE AGREEMENTS

         When cash is temporarily available, or for temporary defensive purposes, the fund may invest without limit in repurchase agreements. A repurchase agreement is an agreement under which either U.S. Government obligations or other high-quality liquid debt securities are acquired from a securities dealer or bank subject to resale at an agreed-upon price and date. The securities are held for the fund by a custodian bank as collateral until resold and will be supplemented by additional collateral if necessary to maintain a total value equal to or in excess of the value of the repurchase agreement. The fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the fund is delayed or prevented from exercising its rights to dispose of the collateral securities, which may decline in value in the interim. The fund will enter into repurchase agreements only with financial institutions determined by the fund's adviser to present minimal risk of default during the term of the agreement.

         Repurchase agreements are usually for a term of one week or less, but may be for longer periods. Repurchase agreements maturing in more than seven days may be considered illiquid. The fund will not enter into repurchase agreements of more than seven days` duration if more than 15% of its net assets would be invested in such agreements and other illiquid investments. To the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the fund might suffer a loss. If bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by the fund could be delayed or limited. However, the fund's adviser monitors the creditworthiness of parties with which the fund may enter into repurchase agreements to minimize the prospect of such parties becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement.

         When the fund enters into a repurchase agreement, it will obtain as collateral from the other party securities equal in value to at least the repurchase amount including the interest factor. Such securities will be held for the fund by a custodian bank or an approved securities depository or book-entry system.

         In determining its status as a diversified fund, the fund, in accordance with SEC rules and staff positions, considers investment in a fully collateralized repurchase agreement to be equivalent to investment in the collateral.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS

         A reverse repurchase agreement is a portfolio management technique in which the fund temporarily transfers possession of a portfolio instrument to another person, such as a financial institution or broker-dealer, in return for cash. At the same time, the fund agrees to repurchase the instrument at an agreed-upon time (normally within seven days) and price, which includes an amount essentially equivalent to an interest payment.

         The fund may engage in reverse repurchase agreements as a means of raising cash to satisfy redemption requests or for other temporary or emergency purposes. The fund may also engage in reverse repurchase agreements in order to reinvest the proceeds in other securities or repurchase agreements. Such a use of reverse repurchase agreements would constitute a form of leverage.

         The fund may also enter into dollar roll transactions in which the fund sells a fixed income security for delivery in the current month and simultaneously contracts to purchase substantially similar (same type, coupon and maturity) securities at an agreed upon future time. By engaging in the dollar roll transaction the fund forgoes principal and interest paid on the security that is sold, but receives the difference between the current sales price and the forward price for the future purchase. The fund would also be able to invest the proceeds of the securities sold.

         When the fund reinvests the proceeds of a reverse repurchase agreement or dollar roll in other securities, any fluctuations in the market value of either the securities the fund is committed to purchase from the other party or the securities in which the proceeds are invested would affect the market value of the fund's assets. As a result, such transactions could increase fluctuation in the fund's net asset value. If the fund reinvests the proceeds of the agreement or dollar roll at a rate lower than the cost of the agreement or dollar roll, engaging in the agreement or dollar roll will lower the fund's yield.

         Any reverse repurchase agreement or dollar roll that extends for more than seven days may be considered illiquid and, if so, would be subject to the fund's limit on investments in illiquid securities of 15% of net assets.

         To limit the amount of leverage from reverse repurchase agreements and dollar rolls, the fund will segregate cash or other appropriate liquid securities with a value at least equal to the fund's obligation under the agreements or dollar rolls.

         Although the fund does not consider dollar rolls to be borrowings within the meaning of its non-fundamental investment limitations, certain regulators may consider dollar rolls as borrowings for some purposes.

U.S. GOVERNMENT OBLIGATIONS

      U.S. Government securities include (1) U.S. Treasury bills (maturity of one year or less), U.S. Treasury notes (maturity of one to ten years) and U.S. Treasury bonds (maturities generally greater than ten years) and (2) obligations issued or guaranteed by U.S. Government agencies or instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Government (such as GNMA certificates); (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Government (such as obligations of the Federal Home Loan Banks); (c) the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities (such as securities issued by Fannie Mae); or (d) only the credit of the instrumentality (such as securities issued by Freddie Mac). In the case of obligations not backed by the full faith and credit of the United States, the fund must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Neither the U.S. Government nor any of its agencies or instrumentalities guarantees the market value of the securities they issue. Therefore, the market value of such securities will fluctuate in response to changes in interest rates.

VARIABLE AND FLOATING RATE SECURITIES

         Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.

         The fund may invest in floating rate debt instruments ("floaters") and engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a corporate bond index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide the fund with a certain degree of protection against rising interest rates, the fund will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two bonds or other securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.

         The fund may also invest in inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality.

         A floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in some floaters is associated with greater volatility in their market values.

      With respect to purchasable variable and floating rate instruments, the fund's adviser will consider the earning power, cash flows and liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to a demand feature, will monitor their financial status to meet payment on demand. Such instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. The absence of an active secondary market with respect to particular variable and floating rate instruments could make it difficult for the fund to dispose of a variable or floating rate note if the issuer defaulted on its payment obligation or during periods that the fund is not entitled to exercise its demand rights, and the fund could, for these or other reasons, suffer a loss with respect to such instruments. In determining average-weighted portfolio maturity, an instrument will be deemed to have a maturity equal to either the period remaining until the next interest rate adjustment or the time the fund can recover payment of principal as specified in the instrument, depending on the type of instrument involved.

MORTGAGE-RELATED SECURITIES

         Mortgage-related securities represent an ownership interest in a pool of residential mortgage loans. These securities are designed to provide monthly payments of interest and, in most instances, principal to the investor. The mortgagor's monthly payments to his/her lending institution are "passed-through" to investors such as the fund. Most issuers or poolers provide guarantees of payments, regardless of whether or not the mortgagor actually makes the payment. The guarantees made by issuers or poolers are backed by various forms of credit, insurance and collateral. They may not extend to the full amount of the pool.

         Pools consist of whole mortgage loans or participations in loans. The majority of these loans are made to purchasers of one- to four-family homes. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. For example, in addition to fixed-rate, fixed-term mortgages, the fund may purchase pools of variable-rate mortgages, growing-equity mortgages, graduated-payment mortgages and other types.

         All poolers apply standards for qualification to lending institutions which originate mortgages for the pools. Poolers also establish credit standards and underwriting criteria for individual mortgages included in the pools. In addition, many mortgages included in pools are insured through private mortgage insurance companies.

         The majority of mortgage-related securities currently available are issued by governmental or government-related organizations formed to increase the availability of mortgage credit. The largest government-sponsored issuer of mortgage-related securities is Government National Mortgage Association ("GNMA"). GNMA certificates ("GNMAs") are interests in pools of loans insured by the Federal Housing Administration or by the Farmer's Home Administration ("FHA"), or guaranteed by the Veterans Administration ("VA"). Fannie Mae and Freddie Mac each issue pass-through securities that they respectively guarantee as to principal and interest. Securities issued by GNMA and Fannie Mae are fully modified pass-through securities, I.E., the timely payment of principal and interest is guaranteed by the issuer. Freddie Mac securities are modified pass-through securities, I.E., the timely payment of interest is guaranteed by Freddie Mac, principal is passed through as collected but payment thereof is guaranteed not later than one year after it becomes payable.

         The average life of mortgage-related securities varies with the maturities and the nature of the underlying mortgage instruments. For example, GNMAs tend to have a longer average life than Freddie Mac participation certificates ("PCs") because there is a tendency for the conventional and privately insured mortgages underlying Freddie Mac PCs to repay at faster rates than the FHA and VA loans underlying GNMAs. In addition, the term of a security may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages through refinances or otherwise. The occurrence of mortgage prepayments is affected by various factors, including the level of interest rates, general economic conditions, the location and age of the mortgaged property and other social and demographic conditions.

         In determining the dollar-weighted average maturity of the fund's portfolio, the adviser will follow industry practice in assigning an average life to the mortgage-related securities of the fund unless the interest rate on the mortgages underlying such securities is such that a different prepayment rate is likely. For example, where a GNMA has a high interest rate relative to the market, that GNMA is likely to have a shorter overall maturity than a GNMA with a market rate coupon. Moreover, the adviser may deem it appropriate to change the projected average life for the fund's mortgage-related securities as a result of fluctuations in market interest rates and other factors.

         The average life of securities representing interests in pools of mortgage loans is likely to be substantially less than the original maturity of the mortgage pools as a result of prepayments or foreclosures of such mortgages. Prepayments are passed through to the registered holder of the mortgage-related security with the regular monthly payments of principal and interest, and have the effect of reducing future payments. To the extent the mortgages underlying a security representing an interest in a pool of mortgages are prepaid, the fund may experience a loss (if the price at which the respective security was acquired by the fund was at a premium over par, which represents the price at which the security will be redeemed upon prepayment) or a gain (if the price at which the respective security was acquired by the fund was at a discount from par). In addition, prepayments of such securities held by the fund will reduce the share price of the fund to the extent the market value of the securities at the time of prepayment exceeds their par value, and will increase the share price of the fund to the extent the par value of the securities exceeds their market value at the time of prepayment. Prepayments may occur with greater frequency in periods of declining mortgage rates because, among other reasons, it may be possible for mortgagors to refinance their outstanding mortgages at lower interest rates.

         Although the market for mortgage-related securities issued by private organizations is becoming increasingly liquid, such securities may not be readily marketable. The fund will not purchase mortgage-related securities for which there is no established market or any other investments which the Adviser deems to be illiquid if, as a result, more than 15% of the value of the fund's net assets would be invested in such illiquid securities and investments.


ASSET-BACKED SECURITIES


         Asset-backed securities are structurally similar to mortgage-backed securities, but are secured by an interest in a different type of receivable. Asset-backed securities therefore present certain risks that are not presented by mortgage-related debt securities or other securities in which the fund may invest. Primarily, these securities do not have the benefit of the same security interest in the related collateral.

         Asset-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit agreements. The value of such securities partly depends on loan repayments by individuals, which may be adversely affected during general downturns in the economy. Like mortgage-related securities, asset-backed securities are subject to the risk of prepayment. The risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities, however, is greater than in the case of mortgage-backed securities.

         Credit card receivables, for example, are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of the market cycle has not been tested.

CORPORATE DEBT SECURITIES, COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTMENTS

         Corporate debt securities are bonds or notes issued by corporations and other business organizations, including business trusts, in order to finance their short-term credit needs. Corporate debt securities include commercial paper, which consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. The fund may purchase commercial paper issued pursuant to the private placement exemption in Section 4(2) of the Securities Act of 1933.
Section 4(2) paper is restricted as to disposition under federal securities laws in that any resale must similarly be made in an exempt transaction. The fund may or may not regard such securities as illiquid, depending on the circumstances of each case.

         Corporate debt securities may pay fixed or variable rates of interest, or interest at a rate contingent upon some other factor, such as the price of some commodity. These securities may be convertible into preferred or common equity, or may be bought as part of a unit containing common stock. In selecting corporate debt securities for the fund, the adviser reviews and monitors the creditworthiness of each issuer and issue. The adviser also analyzes interest rate trends and specific developments that it believes may affect individual issuers.

         The fund may also invest in obligations (including certificates of deposit, demand and time deposits and bankers' acceptances) of U.S. banks and savings and loan institutions. While domestic bank deposits are insured by an agency of the U.S. Government, the fund will generally assume positions considerably in excess of the insurance limits.

CALLABLE DEBT SECURITIES

         A debt security may be callable, I.E., subject to redemption, at the option of the issuer at a price established in the security's governing instrument. If a debt security held by the fund is called for redemption, the fund will be required to permit the issuer to redeem the security or sell it to a third party. Either of these actions could have an adverse effect on the fund's ability to achieve its investment objectives.

INFLATION-INDEXED SECURITIES

         The fund may also invest in U.S. Treasury securities whose principal value is adjusted daily in accordance with changes to the Consumer Price Index (also known as "Treasury Inflation-Indexed Securities"). Interest is calculated on the basis of the adjusted principal value on the payment date. The principal value of Treasury Inflation-Indexed Securities declines in periods of deflation, but holders at maturity receive no less than par. If inflation is lower than expected during the period the fund holds the security, the fund may earn less on it than on a conventional bond. Any increase in principal value is taxable in the year the increase occurs, even though the holders do not receive cash representing the increase at that time. Changes in market interest rates from causes other than inflation will likely affect the market prices of Treasury Inflation-Indexed Securities in the same manner as conventional bonds.

PREFERRED STOCKS AND CONVERTIBLE SECURITIES

         A preferred stock pays dividends at a specified rate and has preference over common stock in the payment of dividends and the liquidation of an issuer's assets but is junior to the debt securities of the issuer in those same respects. The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in an issuer's creditworthiness than are the prices of debt securities. Shareholders of preferred stock may suffer a loss of value if dividends are not paid. Under ordinary circumstances, preferred stock does not carry voting rights.

         A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, redemption or exchange, convertible securities ordinarily provide a stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower than the yield of non-convertible debt. Convertible securities are usually subordinated to comparable-tier non-convertible securities, but rank senior to common stock in a corporation's capital structure.

         The value of a convertible security is a function of (i) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion, redemption or exchange privilege and (ii) its worth, at market value, if converted or exchanged into the underlying common stock. Convertible securities are typically issued by smaller capitalized companies, whose stock prices may be volatile. The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt does not. A convertible security may be subject to redemption, conversion or exchange at the option of the issuer at a price established in the convertible security's governing instrument, which may be less than the ultimate conversion, redemption or exchange value.

         Many convertible securities are rated below investment grade or, if unrated, are considered to be of comparable quality by the adviser.

LOWER-RATED SECURITIES

         Non-investment grade securities, I.E., securities rated below Baa by Moody's and/or BBB by S&P or comparable ratings of other NRSROs or unrated securities of comparable quality, are described as "speculative" by Moody's and S&P and may be subject to greater market fluctuations and greater risk of loss of income or principal, including a greater possibility of default or bankruptcy of the issuer of such securities, than are more highly rated debt securities. Such securities are commonly referred to as " junk bonds." The fund's adviser seeks to minimize the risks of investing in all securities through diversification, in-depth credit analysis and attention to current developments in interest rates and market conditions and will monitor the ratings of securities held by the fund and the creditworthiness of their issuers. If the rating of a security in which the fund has invested falls below the minimum rating in which the fund is permitted to invest, the fund will either dispose of that security within a reasonable time or hold the security for so long as the fund's Adviser determines appropriate for the fund, having due regard for market conditions, tax implications and other applicable factors.

         A lower-rated debt security may be callable, I.E., subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a debt security held by the fund is called for redemption,  the fund will be  required  to  permit  the  issuer  to redeem  the security or sell it to a third party. Either of these actions could have an adverse effect on the fund's ability to achieve its investment objective because, for example, the fund may be able to reinvest the proceeds only in securities with lower yields or may receive a price upon sale that is lower than it would have received in the absence of the redemption. If the fund experiences unexpected net redemptions, it may be forced to sell its higher-rated securities, resulting in a decline in the overall credit quality of the fund's investment fund and increasing the exposure of the fund to the risks of lower-rated securities.

         At certain times in the past, the prices of many lower-rated securities declined, indicating concerns that issuers of such securities might experience financial difficulties. At those times, the yields on lower-rated securities rose dramatically, reflecting the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers' financial restructuring or default. There can be no assurance that such declines will not recur.

         The ratings of Moody's and S&P represent the opinions of those agencies as to the quality of the debt securities that they rate. Such ratings are relative and subjective, and are not absolute standards of quality. Unrated debt securities are not necessarily of lower quality than rated securities, but they may not be attractive to as many buyers. If securities are rated investment grade by one rating organization and below investment grade by others, the Adviser may rely on the rating that it believes is more accurate and may consider the instrument to be investment grade. The Adviser will consider a security's quality and credit rating when determining whether such security is an appropriate investment. Subject to its investment objective, policies and applicable law, the fund may purchase a security with the lowest rating.

         The market for lower-rated securities may be thinner and less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold, and may make it difficult for the fund to obtain market quotations daily. If market quotations are not available, these securities will be valued by a method that the fund's Board of Directors believe accurately reflects fair market value. Judgment may play a greater role in valuing lower-rated debt securities than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market.

         Although the prices of lower-rated bonds are generally less sensitive to interest rate changes than are higher-rated bonds, the prices of lower-rated bonds may be more sensitive to adverse economic changes and developments regarding the individual issuer. Although the market for lower-rated debt securities is not new, and the market has previously weathered economic downturns, there has been in recent years a substantial increase in the use of such securities to fund corporate acquisitions and restructurings. Accordingly, the past performance of the market for such securities may not be an accurate indication of its performance during future economic downturns or periods of rising interest rates. When economic conditions appear to be deteriorating, medium- to lower-rated securities may decline in value due to heightened concern over credit quality, regardless of the prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term investing.

         Adverse economic developments can disrupt the market for lower-rated securities and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity, which may lead to a higher incidence of default on such securities. Lower-rated securities are especially affected by adverse changes in the industries in which the issuers are engaged and by changes in the financial condition of the issuers. Highly leveraged issuers may also experience financial stress during periods of rising interest rates. In addition, the secondary market for lower-rated securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. As a result, the fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Therefore, prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the fund's net asset value.

ZERO COUPON BONDS AND PAY-IN-KIND SECURITIES

         Zero coupon bonds are debt obligations that make no fixed interest payments but instead are issued at a significant discount from face value. Like other debt securities, the market price can reflect a premium or discount, in addition to the original issue discount, reflecting the market's judgment as to the issuer's creditworthiness, the interest rate or other similar factors. The original issue discount approximates the total amount of the interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. Because zero coupon bonds do not make periodic interest payments, their prices can be very volatile when market interest rates change.

         The original issue discount on zero coupon bonds must be included in the fund's income ratably as it accrues. Accordingly, to continue to qualify for tax treatment as a regulated investment company and to avoid a certain excise tax, the fund may be required to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. See "Additional Tax Information." These distributions must be made from the fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. Such sales could occur at a time which would be disadvantageous to the fund and when the fund would not otherwise choose to dispose of the assets. Pay-in-kind securities have characteristics similar to those of zero coupon securities, but interest on such securities may be paid in the form of obligations of the same type rather than cash.

TRUST ORIGINATED PREFERRED SECURITIES

         The fund may also invest in trust originated preferred securities, a type of security issued by financial institutions such as banks and insurance companies. Trust originated preferred securities represent interests in a trust formed by a financial institution. The trust sells preferred shares and invests the proceeds in notes issued by the financial institution. These notes may be subordinated and unsecured. Distributions on the trust originated preferred securities match the interest payments on the notes; if no interest is paid on the notes, the trust will not make current payments on its preferred securities. Trust originated preferred securities currently enjoy favorable tax treatment for the issuers. If the tax characterization of these securities were to change adversely, they could be redeemed by the issuers, which could result in a loss to the fund. In addition, some trust originated preferred securities are restricted securities available only to qualified institutional buyers under Rule 144A.

ILLIQUID AND RESTRICTED INVESTMENTS

         The fund may invest up to 15% of its net assets in illiquid investments. For this purpose, "illiquid investments" are those that cannot be sold or disposed of within seven days for approximately the price at which the fund values the security. Illiquid investments include repurchase agreements with terms of greater than seven days and restricted investments other than those the Adviser has determined are liquid pursuant to guidelines established by the Corporation's Board of Directors, securities involved in swap, cap, floor, and collar transactions, and certain over-the-counter ("OTC") options and their underlying collateral.

         Restricted securities may be sold only in privately negotiated transactions, pursuant to a registration statement filed under the 1933 Act or pursuant to an exemption from registration. The fund may be required to pay part or all of the costs of such registration, and a considerable period may elapse between the time a decision is made to sell a restricted security and the time the registration statement becomes effective. Judgment plays a greater role in valuing illiquid securities than those for which a more active market exists.

         SEC regulations permit the sale of certain restricted securities to qualified institutional buyers. The Adviser, acting pursuant to guidelines established by the Corporation's Board of Directors, may determine that certain restricted securities qualified for trading on this newly developing market are liquid. If the market does not develop as anticipated or if qualified institutional buyers become disinterested for a time, restricted securities in the fund's portfolio may adversely affect the fund's liquidity.

         The assets used as cover for OTC options written by the fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

SENIOR SECURITIES

         The 1940 Act prohibits the issuance of senior securities by a registered open-end fund with one exception. The fund may borrow from banks provided that immediately after any such borrowing there is asset coverage of at least 300% for all borrowings of the fund. Borrowing for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the fund at the time the borrowing is made is not deemed to be an issuance of a senior security.

         There are various investment techniques which may give rise to an obligation of the fund to make a future payment, about which the SEC has stated it would not raise senior security concerns, provided the fund maintains segregated assets or an offsetting position in an amount that covers the future payment obligation. Such investment techniques include, among other things, when-issued securities, futures and forward contracts, short-options positions, and repurchase agreements.

MUNICIPAL OBLIGATIONS

           The two principal classifications of municipal obligations are "general obligation" and "revenue" bonds. "General obligation" bonds are secured by the issuer's pledge of its faith, credit and taxing power. "Revenue" bonds are payable only from the revenues derived from a particular facility or class of facilities or from the proceeds of a special excise tax or other specific revenue source such as the corporate user of the facility being financed. Private activity bonds ("PABs") are usually revenue bonds and are not payable from the unrestricted revenues of the issuer. The credit quality of PABs is usually directly related to the credit standing of the corporate user of the facilities. In addition, certain types of PABs are issued by or on behalf of public authorities to finance various privately operated facilities, including certain pollution control facilities, convention or trade show facilities, and airport, mass transit, port or parking facilities. A third type of municipal obligation popular in some areas is the municipal lease obligation, which is issued by a state or local government to acquire land, equipment or facilities and typically is not fully backed by the municipality's credit. If funds are not appropriated for the following year's lease payments, a lease may terminate, with the possibility of default on the lease obligation and significant loss to the fund.

OTHER INVESTMENT COMPANIES

         The fund may invest in both closed-end and open-end investment companies. Such investments may involve the payment of substantial premiums above the net asset value of such issuers' portfolio securities, and the total return on such investments will be reduced by the operating expenses and fees of such investment companies, including advisory fees.

         Shares of many closed-end investment companies at times trade at substantial discounts to their net asset value. The fund will invest in such closed-end funds, when, in the adviser's judgment, the potential benefits of such investment justify the payment of any applicable premium, sales charge, or operating expenses, which are in addition to the fees and expenses to which the fund is also subject.

PRIVATE PLACEMENTS

         The fund may acquire restricted securities in private placement transactions, directly from the issuer or from security holders, frequently at higher yields than comparable publicly traded securities. Privately-placed securities can be sold by the fund only (1) pursuant to SEC Rule 144A or another exemption; (2) in privately negotiated transactions to a limited number of purchasers; or (3) in public offerings made pursuant to an effective registration statement under the 1933 Act. Private or public sales of such securities by the fund may involve significant delays and expense. Private sales require negotiations with one or more purchasers and generally produce less favorable prices than the sale of comparable unrestricted securities. Public sales generally involve the time and expense of preparing and processing a registration statement under the 1933 Act and may involve the payment of underwriting commissions; accordingly, the proceeds may be less than the proceeds from the sale of securities of the same class which are freely marketable.

OPTIONS, FUTURES AND OTHER STRATEGIES

         GENERAL. The fund may invest in certain options, futures contracts (sometimes referred to as "futures"), options on futures contracts, swaps, caps, floors, collars, indexed securities and other derivative instruments (collectively, "Financial Instruments") to attempt to enhance its income or yield or to attempt to hedge its investments. The strategies described below may be used in an attempt to manage risks of the fund's investments that can affect its net asset value. The fund's adviser may determine not to hedge particular risks, and the fund may be completely unhedged at any point in time.

         As an operating policy, the fund will only purchase or sell a particular Financial Instrument if the fund is authorized to invest in the type of asset by which the return on, or value of, the Financial Instrument is primarily measured.

         Hedging strategies can be broadly categorized as "short hedges" and "long hedges." A short hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential declines in the value of one or more investments held in the fund's portfolio. Thus, in a short hedge the fund takes a position in a Financial Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged.

         Conversely,  a  long  hedge  is a  purchase  or  sale  of  a  Financial
Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that the fund intends to acquire. Thus, in a long hedge, the fund takes a position in a Financial Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. A long hedge is sometimes referred to as an anticipatory hedge. In an anticipatory hedge transaction, the fund does not own a corresponding security and, therefore, the transaction does not relate to a security the fund owns. Rather, it relates to a security that the fund intends to acquire. If the fund does not complete the hedge by purchasing the security it anticipated purchasing, the effect on the fund's portfolio is the same as if the transaction were entered into for speculative purposes.

         Financial Instruments on securities generally are used to attempt to hedge against price movements in one or more particular securities positions that the fund owns or intends to acquire. Financial Instruments on indices, in contrast, generally are used to attempt to hedge against price movements in market sectors in which the fund has invested or expects to invest. Financial Instruments on debt securities may be used to hedge either individual securities or broad debt market sectors.

         The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission (the "CFTC"). In addition, the fund's ability to use Financial Instruments may be limited by tax considerations. See "Additional Tax Information."

         In addition to the instruments, strategies and risks described below, the adviser expects to discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These new opportunities may become available as the adviser develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. The adviser may utilize these opportunities to the extent that they are consistent with the fund's investment objective and permitted by its investment limitations and applicable regulatory authorities. The fund might not use any of these strategies, and there can be no assurance that any strategy used will succeed. The fund's Prospectus or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

         SPECIAL RISKS. The use of Financial Instruments involves special considerations and risks, certain of which are described below. In general, these techniques may increase the volatility of the fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Risks pertaining to particular Financial Instruments are described in the sections that follow.

         (1) Successful use of most Financial Instruments depends upon the adviser's ability to predict movements of the overall securities, currency and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed, and use of Financial Instruments could result in a loss, regardless of whether the intent was to reduce risk or increase return.

         (2) There might be an imperfect correlation, or even no correlation, between price movements of a Financial Instrument and price movements of the investments being hedged. For example, if the value of a Financial Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which Financial Instruments are traded. The effectiveness of hedges using Financial Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

         Because there is a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match the fund's current or anticipated investments exactly. The fund may invest in options and futures contracts based on securities with different issuers, maturities or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the fund's other investments.

         Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. The fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

         (3) If successful, the above-discussed strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if the fund entered into a short hedge because the adviser projected a decline in the price of a security in the fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Financial Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the fund could suffer a loss. In either such case, the fund would have been in a better position had it not attempted to hedge at all.

         (4) As described below, the fund might be required to maintain segregated assets as "cover," or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (I.E., Financial Instruments other than purchased options). If the fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair the fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the fund sell a portfolio security at a disadvantageous time.

         (5) The fund's ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the "counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the fund.

         COVER. Transactions using Financial Instruments, other than purchased options, expose the fund to an obligation to another party. The fund will not enter into any such transactions unless it owns either (1) an offsetting ("covering") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. The fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, segregate cash or liquid assets in the prescribed amount as determined daily.

         Assets used as cover cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the fund's assets to cover could impede portfolio management or the fund's ability to meet redemption requests or other current obligations.

         OPTIONS. A call option gives the purchaser the right to buy, and obligates the writer to sell, the underlying investment at the agreed-upon price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying investment at the agreed-upon price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract.

         The purchase of call options can serve as a long hedge, and the purchase of put options can serve as a short hedge. Writing put or call options can enable the fund to enhance income or yield by reason of the premiums paid by the purchasers of such options. However, if the market price of the security underlying a put option declines to less than the exercise price of the option, minus the premium received, the fund would expect to suffer a loss.

         Writing call options can serve as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the fund will be obligated to sell the security or currency at less than its market value. If the call option is an OTC option, the securities or other assets used as cover would be considered illiquid to the extent described under "Illiquid and Restricted Investments."

         Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the fund will be obligated to purchase the security or currency at more than its market value. If the put option is an OTC option, the securities or other assets used as cover would be considered illiquid to the extent described under "Illiquid and Restricted Investments."

         The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options that expire unexercised have no value.

         The fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the fund to realize profits or limit losses on an option position prior to its exercise or expiration.

         A type of put that the fund may purchase is an "optional delivery standby commitment," which is entered into by parties selling debt securities to the fund. An optional delivery standby commitment gives the fund the right to sell the security back to the seller on specified terms. This right is provided as an inducement to purchase the security.

         RISKS OF OPTIONS ON SECURITIES. Options offer large amounts of leverage, which will result in the fund's net asset value being more sensitive to changes in the value of the related instrument. The fund may purchase or write both exchange-traded and OTC options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the fund as well as the loss of any expected benefit of the transaction.

         The fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that the fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, the fund might be unable to close out an OTC option position at any time prior to its expiration.

         If the fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the fund could cause material losses because the fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

         OPTIONS ON INDICES. Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When the fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple ("multiplier"), which determines the total dollar value for each point of such difference. When the fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When the fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the fund's exercise of the put, to deliver to the fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When the fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the fund to deliver to it an amount of cash equal to the difference between the closing level of the index and exercise price times the multiplier if the closing level is less than the exercise price.

         RISKS OF OPTIONS ON INDICES. The risks of investment in options on indices may be greater than options on securities. Because index options are settled in cash, when the fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. The fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

         Even if the fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the fund, as the call writer, will not learn that the fund has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date. By the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

         If the fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

         OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

         Generally, OTC foreign currency options used by the fund are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

         FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The purchase of futures or call options on futures can serve as a long hedge, and the sale of futures or the purchase of put options on futures can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indices. Similarly, writing put options on futures contracts can serve as a limited long hedge. Futures contracts and options on futures contracts can also be purchased and sold to attempt to enhance income or yield.

         In addition, futures strategies can be used to manage the average duration of the fund's fixed-income portfolio. If the adviser wishes to shorten the average duration of the fund's fixed-income portfolio, the fund may sell a debt futures contract or a call option thereon, or purchase a put option on that futures contract. If the adviser wishes to lengthen the average duration of the fund's fixed-income portfolio, the fund may buy a debt futures contract or a call option thereon, or sell a put option thereon.

         No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract the fund is required to deposit "initial margin" in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

         Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking-to-market." Variation margin does not involve borrowing, but rather represents a daily settlement of the fund's obligations to or from a futures broker. When the fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. In contrast, when the fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

         Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

         Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

         If the fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

         RISKS OF FUTURES CONTRACTS AND OPTIONS THEREON. The ordinary spreads between prices in the cash and futures markets (including the options on futures market), due to differences in the natures of those markets, are subject to the following factors, which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate, currency exchange rate or stock market trends by the adviser may still not result in a successful transaction. The adviser may be incorrect in its expectations as to the extent of various interest rate, currency exchange rate or stock market movements or the time span within which the movements take place.

         INDEX FUTURES. The risk of imperfect correlation between movements in the price of an index future and movements in the price of the securities that are the subject of the hedge increases as the composition of the fund's portfolio diverges from the securities included in the applicable index. The price of the index futures may move more than or less than the price of the securities being hedged. If the price of the index futures moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the futures contract. If the price of the futures contract moves more than the price of the securities, the fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the index futures, the fund may buy or sell index futures in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of such securities being hedged is more than the historical volatility of the prices of the securities included in the index. It is also possible that, where the fund has sold index futures contracts to hedge against decline in the market, the market may advance and the value of the securities held in the portfolio may decline. If this occurred, the fund would lose money on the futures contract and also experience a decline in value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the market indices on which the futures contracts are based.

         Where index futures are purchased to hedge against a possible increase in the price of securities before the fund is able to invest in them in an orderly fashion, it is possible that the market may decline instead. If the fund then concludes not to invest in them at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

                                    * * * * *

         To the extent that the fund enters into futures contracts, options on futures contracts and/or options on foreign currencies traded on a CFTC-regulated exchange, in each case in which such transactions are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money" at the time of purchase) may not exceed 5% of the liquidation value of the fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the fund has entered into. (In general, a call option on a futures contract is "in-the-money" if the value of the underlying futures contract exceeds the strike, I.E., exercise, price of the call; a put option on a futures contract is "in-the-money" if the value of the underlying futures contract is exceeded by the strike price of the put.) This policy does not limit to 5% the percentage of the fund's assets that are at risk in futures contracts, options on futures contracts and currency options.

         COMBINED POSITIONS. The fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of its overall position. For example, the fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         TURNOVER. The fund's options and futures activities may affect its turnover rate and brokerage commission payments. The exercise of calls or puts written by the fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once the fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by the fund may also cause the sale of related investments, also increasing turnover; although such exercise is within the fund's control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. The fund will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.

         SWAPS, CAPS, FLOORS AND COLLARS. The fund may invest in swaps, caps, floors and collars to preserve a return or a spread on a particular investment or portion of its portfolio, to protect against any increase in the price of securities the fund anticipates purchasing at a later date or to attempt to enhance yield. A swap involves the exchange by the fund with another party of their respective commitments to pay or receive cash flows, E.G., an exchange of floating rate payment for fixed-rate payments. The purchase of a cap entitles the purchaser, to the extent that a specified index exceeds a predetermined value, to receive payments on a notional principal amount from the party selling the cap. The purchase of a floor entitles the purchaser, to the extent that a specified index falls below a predetermined value, to receive payments on a notional principal amount from the party selling the floor. A collar combines elements of a cap and a floor.

         Swap agreements will tend to shift the fund's investment exposure from one type of investment to another. For example, if the fund agrees to exchange payments in U.S. dollars for payments in foreign currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options.

         The creditworthiness of firms with which the fund enters into swaps, caps, floors or collars will be monitored by the adviser. If a firm's creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses. If a default occurs by the other party to such transaction, the fund will have contractual remedies pursuant to the agreements related to the transaction.

         The net amount of the excess, if any, of the fund's obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained in an account with the fund's custodian that satisfies the requirements of the 1940 Act. The fund will also establish and maintain such accounts with respect to its total obligations under any swaps that are not entered into on a net basis and with respect to any caps or floors that it writes. The adviser and the fund believe that such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the fund's borrowing restrictions or the restriction on senior securities. The fund understands that the position of the SEC is that assets involved in swap transactions are illiquid and are, therefore, subject to the limitations on investing in illiquid investments. See "Illiquid and Restricted Investments."

YANKEE BONDS

         The fund may invest in Yankee dollar obligations, which are U.S. dollar denominated securities issued by foreign corporations and traded on U.S. markets. Although U.S. dollar denominated, Yankee dollar obligations may possess some of the same risks as those associated with the investment in foreign securities.

LOAN PARTICIPATIONS AND ASSIGNMENTS

         The fund may purchase an interest in loans originated by banks and other financial institutions. Policies of the fund limit the percentage of the fund's assets that can be invested in the securities of any one issuer, or in issuers primarily involved in one industry. Legal interpretations by the SEC staff may require the fund, in some instances, to treat both the lending bank and the borrower as " issuers" of a loan participation by the fund. In combination, the fund's policies and the SEC staff's interpretations may limit the amount the fund can invest in loan participations.

         Although some of the loans in which the fund invests may be secured, there is no assurance that the collateral can be liquidated in particular cases, or that its liquidation value will be equal to the value of the debt. Borrowers that are in bankruptcy may pay only a small portion of the amount owed, if they are able to pay at all. Where the fund purchases a loan through an assignment, there is a possibility that the fund will, in the event the borrower is unable to pay the loan, become the owner of the collateral. This involves certain risks to the fund as a property owner.

         Loans are often administered by a lead bank, which acts as agent for the lenders in dealing with the borrower. In asserting rights against the borrower, the fund may be dependent on the willingness of the lead bank to assert these rights, or upon a vote of all the lenders to authorize the action. Assets held by the lead bank for the benefit of the fund may be subject to claims of the lead bank's creditors.


                           ADDITIONAL TAX INFORMATION

         The following is a general summary of certain federal tax considerations affecting the fund and its shareholders. Investors are urged to consult their own tax advisers for more detailed information regarding any federal, state, local or foreign taxes that may apply to them.

GENERAL

         For federal tax purposes, the fund will be treated as a separate corporation. To qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), the fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income, the excess of net short-term capital gain over net long-term capital loss, and any net gains from certain foreign currency transactions, determined without regard to any deduction for dividends paid) ("Distribution Requirement") and must meet several additional requirements. For the fund, these requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward currency contracts) derived with respect to its business of investing in securities or foreign currencies ("Income Requirement"); (2) at the close of each quarter of the fund`s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund`s total assets and that does not represent more than 10% of the issuer`s outstanding voting securities; and (3) at the close of each quarter of the fund`s taxable year, not more than 25% of the value of its total assets may be invested in the securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

         By qualifying for treatment as a RIC, the fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income and net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. If the fund failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed at corporate rates on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (that is, ordinary income) to the extent of the fund's earnings and profits. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

         The fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

DIVIDENDS AND OTHER DISTRIBUTIONS

         Dividends and other distributions the fund declares in December of any year that are payable to its shareholders of record on a date in that month will be deemed to have been paid by the fund and received by its shareholders on December 31 of that year if the fund pays the distributions during the following January. Accordingly, those dividends and other distributions will be taxed to shareholders for the year in which that December 31 falls.

         A portion of the dividends from the fund's investment company taxable income (whether paid in cash or reinvested in fund shares) may be eligible for
(1) the 15% maximum rate of federal income tax applicable to dividends that individual taxpayers receive through 2008 and (2) the dividends-received deduction allowed to corporations. The eligible portion for the fund for purposes of the 15% tax rate may not exceed the aggregate dividends it receives from domestic corporations and certain foreign corporations, whereas only dividends the fund receives from domestic corporations are eligible for purposes of the dividends-received deduction. However, dividends a corporate shareholder receives and deducts pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax. The fund's distributions of net capital gain ("capital gain distributions") do not qualify for the dividends-received deduction.

         If fund shares are sold at a loss after being held for six months or less, the loss will be treated as a long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares were purchased shortly before the record date for any dividend or other distribution, the investor would pay full price for the shares and receive some portion of the price back as a taxable distribution.

         Distributions the fund makes of net capital gain it recognizes on the sales and exchanges of capital assets on or after May 6, 2003 will be subject to federal income tax at a maximum rate of 15% for individual shareholders. In addition, any capital gain an individual shareholder realizes on a redemption during that period of his or her fund shares held for more than one year will qualify for that maximum rate.

OPTIONS AND FUTURES CONTRACTS

         The use of Financial Instruments, such as writing (selling) and purchasing option involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the fund realizes in connection therewith.

         Certain futures and "non-equity" options (I.E., certain listed options, such as those on a broad-based securities index) in which the fund may invest will be subject to section 1256 of the Code ("section 1256 contracts"). Any
Section 1256 contracts the fund holds at the end of its taxable year, other than contracts with respect to which the fund has made a "mixed straddle," must be "marked-to-market" (that is, treated as having been sold for their fair market value, for federal income tax purposes) with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on such deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. These rules may operate to increase the amount the fund must distribute to satisfy the Distribution Requirement (I.E., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain the fund recognizes, without in either case increasing the cash available to it. The fund may elect to exclude certain transactions from the operation of section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income), and thus increasing the amount of dividends that it must distribute. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.

         When a covered call option written (sold) by the fund expires, it will realize a short-term capital gain equal to the amount of the premium it received for writing the option. When the fund terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less than (or exceeds) the premium received when the option was written. When a covered call option written by the fund is exercised, it will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price received on the exercise plus the premium received when it wrote the option is more or less than the basis of the underlying security.

         Code section 1092 (dealing with straddles) also may affect the taxation of Financial Instruments in which the fund may invest. That section defines a "straddle" as offsetting positions with respect to actively traded personal property; for these purposes, options and futures are positions in personal property. Under section 1092, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting positions of the straddle. In addition, these rules may apply to postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and certain "short sale" rules applicable to straddles. If the fund makes certain elections, the amount, character and timing of the recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to the fund of straddle transactions are not entirely clear.

         If the fund has an "appreciated financial position" -- generally, an interest (including an interest through an option or futures contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the position, the fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or futures contract the fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to the fund's transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the fund holds the appreciated financial position unhedged for 60 days after that closing (I.E., at no time during that 60-day period is the fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

ZERO COUPON BONDS

         The fund may acquire zero coupon bonds or other debt securities issued with original issue discount ("OID") and/or Treasury Inflation-Indexed securities (on which principal is adjusted based on changes in the Consumer Price Index). The fund must include in its income the OID that accrues on those debt securities, and the amount of any principal increases on those Treasury securities during the taxable year, even if it receives no corresponding payment on them during the year. Because the fund annually must distribute substantially all of its investment company taxable income, including any accrued OID and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from the fund's cash assets or from the proceeds of sales of portfolio securities, if necessary. The fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         The fund offers only Primary Class shares. Primary Class shares are available from Legg Mason, certain of its affiliates and unaffiliated entities having an agreement with Legg Mason.

         If your check to purchase shares is not honored by the institution on which it is drawn, you may be subject to extra charges in order to cover collection costs. These charges may be deducted from your shareholder account.

FUTURE FIRST(R) SYSTEMATIC INVESTMENT PLAN AND TRANSFER OF FUNDS FROM FINANCIAL INSTITUTIONS

         If you invest in Primary Class shares, the Prospectus for those shares explains that you may buy additional shares through the Future First(R) Systematic Investment Plan. Under this plan you may arrange for automatic monthly investments in Primary Class shares of $50 or more by authorizing Boston Financial Data Services (" BFDS"), the fund's transfer agent, to transfer funds each month from your Legg Mason brokerage account ("Brokerage Account") or from your checking or savings account to be used to buy additional shares. Legg Mason will send an account statement quarterly. The transfer also will be reflected on your Legg Mason account statement or your regular checking account statement. You may terminate the Future First(R) Systematic Investment Plan at any time without charge or penalty.

         You may also buy additional Primary Class shares through a plan permitting transfers of funds from a financial institution. Certain financial institutions may allow you, on a pre-authorized basis, to have $50 or more automatically transferred monthly from your checking or savings account for investment in Primary Class shares of the fund.

SYSTEMATIC WITHDRAWAL PLAN

         All Legg Mason funds in any Legg Mason account are eligible for the Systematic Withdrawal Plan. Any account with a net asset value of $5,000 or more may elect to make withdrawals of a minimum of $50 on a monthly basis, except for individual retirement accounts ("IRAs") and Coverdell Education Savings Accounts ("Coverdell ESAs"), which are not subject to that minimum balance requirement. The amounts paid to you each month are obtained by redeeming sufficient shares from your account to provide the withdrawal amount that you have specified. Except for IRAs and Coverdell ESAs, there are three ways to receive payment of proceeds of redemptions made through the Systematic Withdrawal Plan: (1) Credit to brokerage account - fund shares will be redeemed on the first business day of each month and the proceeds will be credited to the brokerage account on the third business day; or (2) Check mailed by the fund's transfer agent - fund shares will be redeemed on the 25th of each month or next business day and a check for the proceeds will be mailed within three business days; or (3) ACH to checking or savings account - redemptions of fund shares may occur on any business day of the month and the checking or savings account will be credited with the proceeds in approximately two business days. Credit to a brokerage account is the only option available to IRAs and Coverdell ESAs. Redemptions will be made at the net asset value per share determined as of the close of regular trading on the Exchange (normally 4:00 p.m., Eastern time) on the day corresponding to the redemption option designated by the investor. If the Exchange is not open for business on that day, the shares will be redeemed at the per share net asset value determined as of the close of regular trading on the Exchange on the next day the Exchange is open. You may change the monthly amount to be paid to you without charge by notifying Legg Mason or the affiliate with which you have an account. You may terminate the Systematic Withdrawal Plan at any time without charge or penalty. The fund, its transfer agent, and Legg Mason also reserve the right to modify or terminate the Systematic Withdrawal Plan at any time.

         Withdrawal payments are treated as a sale of shares rather than as a dividend or other distribution. These payments are taxable to the extent that the total amount of the payments exceeds the tax basis of the shares sold. If the periodic withdrawals exceed reinvested dividends and other distributions, the amount of your original investment may be correspondingly reduced.

         Ordinarily, you should not purchase additional shares of the fund in which you have an account if you maintain a Systematic Withdrawal Plan, because you may incur tax liabilities in connection with such purchases and withdrawals. The fund will not knowingly accept purchase orders from you for additional shares if you maintain a Systematic Withdrawal Plan unless your purchase is equal to at least one year`s scheduled withdrawals. In addition, if you maintain a Systematic Withdrawal Plan you may not make periodic investments under the Future First(R) Systematic Investment Plan.

OTHER INFORMATION REGARDING REDEMPTIONS

         The fund reserves the right to modify or terminate the wire, telephone or Internet redemption services, as applicable to the fund, described in the Prospectus and this SAI at any time.

         The date of payment for a redemption may not be postponed for more than seven days, and the right of redemption may not be suspended by the fund or its distributor except (i) for any periods during which the Exchange is closed (other than for customary weekend and holiday closings), (ii) when trading in markets the fund normally utilizes is restricted, or an emergency, as defined by rules and regulations of the SEC, exists, making disposal of the fund's investments or determination of its net asset value not reasonably practicable, or (iii) for such other periods as the SEC by regulation or order may permit for protection of the fund's shareholders. In the case of any such suspension, you may either withdraw your request for redemption or receive payment based upon the net asset value next determined after the suspension is lifted.

         Clients of certain institutions that maintain omnibus accounts with the fund's transfer agent may obtain shares through those institutions. Such institutions may receive payments from the fund's distributor for account servicing, and may receive payments from their clients for other services performed. Investors may be able to purchase shares from Legg Mason without receiving or paying for such other services.

REDEMPTION IN-KIND

         The fund reserves the right, under certain conditions, to honor any request for a redemption by making payment in whole or in part by securities valued in the same way as they would be valued for purposes of computing the fund's net asset value per share. If payment is made in securities, a shareholder should expect to incur brokerage expenses in converting those securities into cash and the market price of those securities will be subject to fluctuation until they are sold. The fund does not redeem "in-kind" under normal circumstances, but would do so where the adviser determines that it would be in the best interests of the fund's shareholders as a whole.

                            VALUATION OF FUND SHARES

         Net asset value of the fund's shares is determined daily as of the close of regular trading on the Exchange, on every day the Exchange is open, by dividing the value of the total assets, less liabilities, by the number of shares of that class outstanding. Pricing will not be done on days when the Exchange is closed. The Exchange currently observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. As described in the Prospectus, securities for which market quotations are readily available are valued at current market value. Securities traded on an exchange are normally valued at last sale prices. Securities traded on the Nasdaq Stock
Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Other OTC securities, and securities traded on exchanges for which there is no sale on a particular day (including debt securities), are valued at the mean of latest closing bid and asked prices. Securities with remaining maturities of 60 days or less are valued at current market value, or if a current market value is not available, are fair valued at amortized cost under procedures approved by the Board of Directors. All other securities are valued at fair value as determined under procedures approved by the Board of Directors. The fund may also use fair value pricing instead of market quotations to value securities if, because of special circumstances, the fund believes fair value pricing would more accurately reflect the price it expects to realize on a current sale of the securities. Premiums received on the sale of put or call options are included in the net asset value of the fund, and the current market value of options sold by the fund will be subtracted from net assets.

                             PERFORMANCE INFORMATION

TOTAL RETURN CALCULATIONS. Average annual total return quotes used in the fund`s advertising and other promotional materials ("Performance Advertisements") are calculated according to the following formulas:


BEFORE-TAX


            P(1+T)n    =   ERV


where:      P          =   a hypothetical initial payment of $1,000
            T          =   average annual total return
            n          =   number of years
            ERV        =   ending redeemable value of a
                           hypothetical $1,000 payment
                           made  at the  beginning  of
                           the  1-,  5-,  and  10-year
                           periods  at the  end of the
                           1-, 5- and 10-year  periods
                           (or   fractional    portion
                           thereof).

AFTER-TAX

PRE-LIQUIDATION   RETURN   (average   annual   total   return   after  taxes  on
distributions):

            P(1+T)n    =   ATVD


where:      P          =   a hypothetical initial payment of $1,000
            T          =   average annual total return (after taxes on

                           distributions)
            n          =   number of years

            ATVD       =   ending value of hypothetical $1,000 payment
                           made at the beginning of the 1-, 5-, and 10-year periods at the end of the 1-, 5- and 10-year periods
                           (or fractional portion thereof) after taxes on fund distributions but not after taxes on redemption.

POST-LIQUIDATION   RETURN   (average   annual  total   return   after   taxes on
distributions and on redemption)

                  P(1+T)n           =       ATV
                                               DR


(Assumptions are the same, except that "DR" calculates the ending value after taxes on distributions and on redemption.)

         Under the foregoing formulas, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated at least to the last business day of the most recent available quarter prior to submission of the Performance Advertisements for publication. During times of market volatility, performance may vary greatly from the reported quarter-end average annualized returns; please contact your Legg Mason Financial Advisor, Legg Mason Funds Investor Services, or www.leggmasonfunds.com for more current performance information. Total return, or "T" in the formulas above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. In calculating the ending redeemable value, all dividends and other distributions by the fund are assumed to have been reinvested at net asset value on the reinvestment dates during the period.

         YIELD. Yields used in the fund's performance advertisements are calculated by dividing the fund's net investment income for a 30-day period ("Period"), by the average number of shares entitled to receive dividends during the Period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the maximum offering price per share at the end of the Period. Yield quotations are calculated according to the following formula:


        Yield       =   2 [(a-b +1)6 - 1]
                           ----
                            cd
where:          a   =   dividends and interest earned during the Period
                b   =   expenses accrued for the Period (net of reimbursements)
                c   =   the average daily number of shares outstanding during
                        the Period that were entitled to receive dividends
                d   =   the maximum offering price per share on the last day of
                        the Period.

         Except as noted below, in determining interest earned during the Period (variable "a" in the above formula), the fund calculates interest earned on each debt obligation held by it during the Period by (1) computing the obligation's yield to maturity based on the market value of the obligation (including actual accrued interest) on the last business day of the Period or, if the obligation was purchased during the Period, the purchase price plus accrued interest and
(2) dividing the yield to maturity by 360, and multiplying the resulting quotient by the market value of the obligation (including actual accrued interest). Once interest earned is calculated in this fashion for each debt obligation held by the fund, interest earned during the Period is then determined by totaling the interest earned on all debt obligations. For the purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next call date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

         With respect to the treatment of discount and premium on mortgage-backed and other asset-backed obligations that are expected to be subject to monthly payments of principal and interest ("paydowns"): (1) the fund accounts for gain or loss attributable to actual paydowns as an increase or decrease to interest income during the period and (2) the fund accrues the discount and amortizes the premium on the remaining obligation, based on the cost of the obligation, to the weighted average maturity date or, if weighted average maturity information is not available, to the remaining term of the obligation.

               TAX-DEFERRED QUALIFIED PLANS - PRIMARY CLASS SHARES

         Investors may invest in Primary Class shares of the fund through IRAs, simplified employee pension plans ("SEPs"), savings incentive match plans for employees ("SIMPLES"), other qualified retirement plans and Coverdell ESAs (collectively, "qualified plans"). In general, income earned through the investment of assets of qualified plans is not taxed to beneficiaries until the income is distributed to them (or, in the case of Roth IRAs and Coverdell ESAs, not at all if certain conditions are satisfied). Investors who are considering establishing a qualified plan should consult their attorneys or other tax advisers with respect to individual tax questions. Please consult your Legg Mason Financial Advisor or other entity offering the fund's shares for further information with respect to these plans.

INDIVIDUAL RETIREMENT ACCOUNT - IRA

         TRADITIONAL IRA. Certain Primary Class shareholders who receive compensation, including earnings from self-employment, are entitled to establish and make contributions to an IRA. Your IRA contributions can be tax-deductible if neither you nor your spouse is an active participant in a qualified employer or government retirement plan. If you or your spouse is an active participant in such a plan, your IRA contribution may be deductible, in whole or in part, depending on the amount of your and your spouse's combined adjusted gross income. In addition, all earnings grow tax-deferred until withdrawn, at which point distributions are taxed as ordinary income to you, usually after age 59 1/2, when you may be in a lower tax bracket. Withdrawals made before age 59 1/2 are generally subject to a 10% penalty.

         ROTH IRA. Unlike a traditional IRA, a Roth IRA is only available to individuals who meet certain "modified adjusted gross income" (MAGI) limitations. Under certain circumstances, a traditional IRA may be rolled over or converted to a Roth IRA; these rollover amounts and conversions are, however, subject to federal income tax.

         Contributions to a Roth IRA are not deductible; however, earnings accumulate tax-free in a Roth IRA, and withdrawals of earnings are not subject to federal income tax if the account has been held for at least five years (or in the case of earnings attributable to rollover contributions from or conversions of a traditional IRA, the rollover or conversion occurred more than five years before the withdrawal) and the account holder has reached age 59 1/2 (or certain other conditions apply).

SIMPLIFIED EMPLOYEE PENSION PLAN - SEP

         Legg Mason makes available to corporate and other employers a SEP for investment in Primary Class shares of the fund.

SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES - SIMPLE

         An employer with no more than 100 employees that does not maintain another qualified retirement plan may establish a SIMPLE, either as separate IRAs or as part of a Code section 401(k) plan. A SIMPLE, which is not subject to the complicated nondiscrimination rules that generally apply to other qualified retirement plans, allows certain employees to make elective contributions of up to certain amounts each year and requires the employer to make matching contributions of up to 3% of each such employee's salary or a 2% non-elective contribution.

COVERDELL EDUCATION SAVINGS ACCOUNT - COVERDELL ESA

         Although not technically for retirement savings, a Coverdell ESA provides a vehicle for saving for a child`s education. A Coverdell ESA may be established for the benefit of any minor, and any person whose MAGI does not exceed certain levels may contribute to a Coverdell ESA. Contributions are not deductible and may not be made after the beneficiary reaches age 18; however, earnings accumulate tax-free, and withdrawals are not subject to tax if used to pay the qualified education expenses of the beneficiary (or a qualified family member).

         For further information regarding any of the above accounts, including MAGI limitations, contact your financial adviser or Legg Mason Funds Investor Services at 1-800-822-5544.

WITHHOLDING

         Withholding at the rate of 20% is required for federal income tax purposes on certain distributions (excluding, for example, certain periodic payments) from qualified retirement plans (except IRAs and SEPs), unless the recipient transfers the distribution directly to an "eligible retirement plan" (including IRAs and other qualified plans) that accepts those distributions. Other distributions generally are subject to regular wage withholding or to withholding at the rate of 10% (depending on the type and amount of the distribution), unless the recipient elects not to have any withholding apply. Investors should consult their plan administrator or tax adviser for further information.

                             MANAGEMENT OF THE FUND

         Under applicable law, the Board of Directors is responsible for management of the Corporation and provides broad supervision over its affairs. The Corporation's officers manage the day-to-day operations of the Corporation under the general direction of the Corporation's Board of Directors.

         The standing committees of the Board of Directors include an Audit Committee, a Nominating Committee and an Independent Directors Committee. All directors who are not interested persons of the Corporation, as defined in the 1940 Act, are members of all three committees.

         The Audit Committee meets at least twice a year with the Corporation's independent auditors and officers to consider issues relating to the accounting principles used by the Corporation, the auditor's assessment of the adequacy of internal controls, the responsibilities and fees of the independent auditors, and other matters. The Nominating Committee meets as necessary to review and nominate candidates for positions as directors, to fill vacancies on the Board of Directors, and to evaluate the performance of directors. The Nominating Committee will accept recommendations for nominations from any source it deems appropriate. During the last fiscal year, the Audit Committee met three times and the Nominating Committee met one time. The Independent Directors Committee, which was established in February 2003, considers matters related to fund operations and oversees issues related to the independent directors.

The table below provides information about the Corporation's directors and officers, including biographical information about their business experience and information about their relationships with Legg Mason, Inc. and its affiliates. The mailing address of each director and officer is 100 Light Street, 23rd Floor, Baltimore, Maryland 21202, Attn: Fund Secretary.

-------------------------------------------------------------------------------------------------------------------------------
                                             TERM OF
                           POSITION(S)       OFFICE AND    NUMBER OF
                           HELD WITH THE     LENGTH OF     FUNDS IN FUND    OTHER
NAME AND AGE               CORPORATION       TIME          COMPLEX          DIRECTORSHIPS     PRINCIPAL OCCUPATION(S)
                                             SERVED(1)     OVERSEEN         HELD              DURING THE PAST FIVE YEARS
-------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS:
-------------------------------------------------------------------------------------------------------------------------------
Lehman, Arnold L.          Director          Since 1987    Director/        None              Director of The Brooklyn Museum
Age 59                                                     Trustee of all                     of Art since 1997; Trustee of
                                                           Legg Mason                         American Federation of Arts
                                                           funds                              since 1998.  Formerly: Director
                                                           consisting of                      of The Baltimore Museum of Art
                                                           22 portfolios.                     (1979-1997).
-------------------------------------------------------------------------------------------------------------------------------
Masters, Robin J.W.        Director          Since 2002    Director/        None              Retired.  Director of Bermuda
Age 47                                                     Trustee of all                     SMARTRISK (non-profit) since
                                                           Legg Mason                         2001.  Formerly:  Chief
                                                           funds                              Investment Officer of ACE
                                                           consisting of                      Limited (insurance) (1986-2000).
                                                           22 portfolios.
-------------------------------------------------------------------------------------------------------------------------------
McGovern, Jill E.          Director          Since 1989    Director/        None              Chief Executive Officer of The
Age 59                                                     Trustee of all                     Marrow Foundation since 1993.
                                                           Legg Mason                         Formerly: Executive Director of
                                                           funds                              the Baltimore International
                                                           consisting of                      Festival (1991 - 1993); Senior
                                                           22 portfolios.                     Assistant to the President of
                                                                                              The Johns Hopkins University
                                                                                              (1985-1990).
-------------------------------------------------------------------------------------------------------------------------------
Mehlman, Arthur S.         Director          Since 2002    Director/        None              Retired.  Director of The League
Age 61                                                     Trustee of all                     for People with Disabilities,
                                                           Legg Mason                         Inc.; Director of University of
                                                           funds                              Maryland Foundation and
                                                           consisting of                      University of Maryland College
                                                           22 portfolios.                     Park Foundation (non-profits).
                                                                                              Formerly:  Partner, KPMG LLP
                                                                                              (international accounting firm)
                                                                                              (1972-2002).
-------------------------------------------------------------------------------------------------------------------------------
O'Brien, G. Peter          Director          Since 2002    Director/        Director of the   Trustee of Colgate University;
Age 58                                                     Trustee of all   Royce Family of   President of Hill House, Inc.
                                                           Legg Mason       Funds             (residential home care).
                                                           funds            consisting of     Formerly: Managing Director,
                                                           consisting of    19 portfolios;    Equity Capital Markets Group of
                                                           22 portfolios.   Director of       Merrill Lynch & Co. (1971-1999).
                                                                            Renaissance
                                                                            Capital
                                                                            Greenwich
                                                                            Funds; Director
                                                                            of Technology
                                                                            Investment
                                                                            Capital Corp.
-------------------------------------------------------------------------------------------------------------------------------

                                                            31

-------------------------------------------------------------------------------------------------------------------------------
                                             TERM OF
                           POSITION(S)       OFFICE AND    NUMBER OF
                           HELD WITH THE     LENGTH OF     FUNDS IN FUND    OTHER
NAME AND AGE               CORPORATION       TIME          COMPLEX          DIRECTORSHIPS     PRINCIPAL OCCUPATION(S)
                                             SERVED(1)     OVERSEEN         HELD              DURING THE PAST FIVE YEARS
-------------------------------------------------------------------------------------------------------------------------------
Rowan, S. Ford             Director          Since 2002    Director/        None              Consultant, Rowan & Blewitt Inc.
Age 60                                                     Trustee of all                     (management consulting);
                                                           Legg Mason                         Visiting Associate Professor,
                                                           funds                              George Washington University
                                                           consisting of                      since 2002; Director of Santa Fe
                                                           22 portfolios.                     Institute (scientific research
                                                                                              institute) since 1999 and
                                                                                              Annapolis Center for
                                                                                              Science-Based Public Policy since
                                                                                              1995.
-------------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS:
-------------------------------------------------------------------------------------------------------------------------------
Curley Jr., John F.        Chairman and      Since 1987    Chairman and     None              Director and/or officer of
Age 64                     Director                        Director/                          various Legg Mason affiliates.
                                                           Trustee of all                     Formerly:  Vice Chairman and
                                                           Legg Mason                         Director of Legg Mason, Inc. and
                                                           funds                              Legg Mason Wood Walker,
                                                           consisting of                      Incorporated; Director of Legg
                                                           22 portfolios.                     Mason Fund Adviser, Inc. and
                                                                                              Western Asset Management Company
                                                                                              (each a registered investment
                                                                                              adviser).
-------------------------------------------------------------------------------------------------------------------------------
Fetting, Mark R.           President and     President     Director/        Director of the   Executive Vice President of Legg
Age 48                     Director          since 2001    Trustee of all   Royce Family of   Mason, Inc., director and/or
                                             and           Legg Mason       Funds             officer of various other Legg
                                             Director      funds            consisting of     Mason affiliates since 2000.
                                             since 2002    consisting of    19 portfolios.    Formerly: Division President and
                                                           22 portfolios.                     Senior Officer of Prudential
                                                                                              Financial Group, Inc. and
                                                                                              related companies, including
                                                                                              fund boards and consulting
                                                                                              services to subsidiary companies
                                                                                              from 1991 to 2000; Partner,
                                                                                              Greenwich Associates; Vice
                                                                                              President, T. Rowe Price Group,
                                                                                              Inc.
-------------------------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS:
-------------------------------------------------------------------------------------------------------------------------------
Duffy, Marc R.             Vice President    Since 2000    Vice President   None              Vice President and Secretary of
Age 45                     and Secretary                   and Secretary                      Legg Mason Fund Adviser, Inc.
                                                           of all Legg                        since 2000; Associate General
                                                           Mason funds                        Counsel of Legg Mason Wood
                                                           consisting of                      Walker, Incorporated since
                                                           22 portfolios.                     1999.  Formerly: Senior
                                                                                              Associate, Kirkpatrick & Lockhart
                                                                                              LLP (1996 -1999); Senior Counsel,
                                                                                              Securities and Exchange
                                                                                              Commission, Division of
                                                                                              Investment Management (1989
                                                                                              -1995).
-------------------------------------------------------------------------------------------------------------------------------

                                                            32

-------------------------------------------------------------------------------------------------------------------------------
                                             TERM OF
                           POSITION(S)       OFFICE AND    NUMBER OF
                           HELD WITH THE     LENGTH OF     FUNDS IN FUND    OTHER
NAME AND AGE               CORPORATION       TIME          COMPLEX          DIRECTORSHIPS     PRINCIPAL OCCUPATION(S)
                                             SERVED(1)     OVERSEEN         HELD              DURING THE PAST FIVE YEARS
-------------------------------------------------------------------------------------------------------------------------------
Karpinski, Marie K.        Vice President    Since 1987    Vice President   None              Vice President and Treasurer of
Age 54                     and Treasurer                   and Treasurer                      Legg Mason Fund Adviser, Inc.
                                                           of all Legg                        and Western Asset Funds, Inc.
                                                           Mason funds                        Treasurer of Pacific American
                                                           consisting of                      Income Shares, Inc. and Western
                                                           22 portfolios.                     Asset Premier Bond Fund.
-------------------------------------------------------------------------------------------------------------------------------
Merz, Gregory T.           Vice President    Since 2003    Vice President   None              Vice President and Deputy
Age 45                     and Chief Legal                 and Chief                          General Counsel of Legg Mason,
                           Officer                         Legal Officer                      Inc. since 2003.  Formerly:
                                                           of all Legg                        Associate General Counsel,
                                                           Mason funds                        Fidelity Investments
                                                           consisting of                      (1993-2002); Senior Associate,
                                                           22 portfolios.                     Debevoise & Plimpton (1985-1993).
-------------------------------------------------------------------------------------------------------------------------------

(1)      Officers of the Corporation serve one-year terms, subject to annual reappointment by the Board of Directors. Directors of the Corporation serve a term of indefinite length until their resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act.

Mr. Curley and Mr. Fetting are considered to be interested persons, as defined in the 1940 Act, of the Corporation on the basis of their employment with the fund's investment adviser or its affiliated entities (including the fund's principal underwriter) and Legg Mason, Inc., the parent holding company of those entities.

The following table shows each director's ownership of shares of the fund and of all the Legg Mason Funds served by the director as of December 31, 2003:

----------------------------------------------------------------------------------------------------------------------
                                                                                AGGREGATE DOLLAR RANGE
                                         DOLLAR RANGE OF EQUITY                 OF SHARES IN THE
                                         SECURITIES IN                          LEGG MASON FUNDS
NAME OF DIRECTOR                         LEGG MASON CORE BOND FUND*             OWNED BY DIRECTOR
----------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS:
----------------------------------------------------------------------------------------------------------------------
Lehman, Arnold L.                                         N/A                                   [ ]
----------------------------------------------------------------------------- ----------------------------------------
Masters, Robin J.W.                                       N/A                                   [ ]
----------------------------------------------------------------------------------------------------------------------
McGovern, Jill E.                                         N/A                                   [ ]
----------------------------------------------------------------------------------------------------------------------
Mehlman, Arthur S.                                        N/A                                   [ ]
----------------------------------------------------------------------------------------------------------------------
O'Brien, G. Peter                                         N/A                                   [ ]
----------------------------------------------------------------------------------------------------------------------
Rowan, S. Ford                                            N/A                                   [ ]
----------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS:
----------------------------------------------------------------------------------------------------------------------
Curley, John F., Jr.                                      N/A                                   [ ]
----------------------------------------------------------------------------------------------------------------------
Fetting, Mark R.                                          N/A                                   [ ]
----------------------------------------------------------------------------------------------------------------------

*As of December 31, 2003, the fund had not commenced operations.

The following table provides certain information relating to the compensation of the Corporation's directors. None of the Legg Mason Funds has any retirement plan for its directors.

----------------------------------------------------------------------------------------------------------------------
                                                                                 TOTAL COMPENSATION FROM CORPORATION
                                                  AGGREGATE COMPENSATION                         AND
        NAME OF PERSON AND POSITION                  FROM CORPORATION*                      FUND COMPLEX
                                                                                         PAID TO DIRECTORS**
----------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS:
----------------------------------------------------------------------------------------------------------------------

Gilmore, Richard G. - Director ***                        $______                              $______
----------------------------------------------------------------------------------------------------------------------
Lehman, Arnold L. - Director                              $______                              $______
----------------------------------------------------------------------------------------------------------------------
Masters, Robin J.W. - Director ****                       $______                              $______
----------------------------------------------------------------------------------------------------------------------
McGovern, Jill E. - Director                              $______                              $______
----------------------------------------------------------------------------------------------------------------------
Mehlman, Arthur S. - Director ****                        $______                              $______
----------------------------------------------------------------------------------------------------------------------
O'Brien, G. Peter  - Director *****                       $______                              $______
----------------------------------------------------------------------------------------------------------------------
Rowan, S. Ford - Director ****                            $______                              $______
----------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS:
----------------------------------------------------------------------------------------------------------------------
Curley, John F., Jr.  -                                    None                                 None
Chairman of the Board and Director
----------------------------------------------------------------------------------------------------------------------
Fetting, Mark R. - Director                                None                                 None
-------------------------------------------- ---------------------------------- --------------------------------------

*        Represents compensation paid to the directors for the fiscal year ended December 31, 2003.

**       Represents  aggregate  compensation  paid to each director  during the calendar year ended  December 31, 2003.
         There are 12 open-end investment companies in the Legg Mason Funds, consisting of 22 portfolios.

***      Compensation paid to Mr. Gilmore prior to his death on September 19, 2003.

****     Ms. Masters and Messrs. Mehlman and Rowan were elected as directors of the Corporation on October 30, 2002.

*****    The total  compensation paid to Mr. O'Brien reflects  compensation  paid by The Royce Funds,  consisting of 19 portfolios, in addition to that paid by the Legg Mason Funds. 34

Officers and directors who are interested persons of the Corporation, as defined in the 1940 Act, receive no salary or fees from the Corporation. Effective January 1, 2003, the compensation of each director who is not an interested person of the Corporation ("Independent Director") has been restructured. For serving as a director/trustee of all of the Legg Mason mutual funds, each Independent Director receives an annual retainer of $30,000 and a fee of $7,500 for each quarterly meeting he or she attends. The Lead Independent Director receives $10,000 per year and the Chair of the Board's Nominating Committee receives $2,500 per year in additional compensation for their additional time commitment. In addition, the Chair and Deputy Chair of the Board's Audit Committee receive $5,000 and $2,500 per year, respectively, for their additional time commitments. Independent Directors will also receive a fee of $3,750 or $1,250 for any special Board meetings they attend in-person or by telephone, respectively. These fees are allocated to each Legg Mason fund based on average net assets as of December 31 of the previous year. Beginning in 2003, the directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the Corporation. The Legg Mason Funds continue to reimburse Independent Directors for their travel and other out-of-pocket expenses related to their attendance of Board meetings.

On February __, 2003, the directors and officers of the Corporation beneficially owned in the aggregate less than 1% of any class of the fund's outstanding shares.

On February __, 2003, no entity owned of record or beneficially 5% or more of the fund's outstanding shares.

                      THE FUND'S INVESTMENT MANAGER/ADVISER

         Legg Mason Fund Adviser, Inc. ("LMFA"), a Maryland corporation, is located at 100 Light Street, Baltimore, Maryland 21202. LMFA is a wholly owned subsidiary of Legg Mason, Inc., which is also the parent of Legg Mason. LMFA serves as the manager for the fund under a separate management agreement (the "Management Agreement"). The Management Agreement provides that, subject to overall direction by the Corporation's Board of Directors, LMFA will manage the investment and other affairs of the fund. Under the Management Agreement, LMFA is responsible for managing the fund's portfolio of securities and for making purchases and sales of securities consistent with the 1940 Act, the Internal Revenue Code and investment objectives and policies described in the fund's Prospectus and this Statement of Additional Information.

         LMFA is obligated to (a) furnish the fund with office space and executive and other personnel necessary for the operations of the fund; (b) supervise all aspects of the fund's operations; (c) bear the expense of certain informational and purchase and redemption services to the fund's shareholders;
(d) arrange, but not pay for, the periodic updating of Prospectus and preparing proxy materials, tax returns and reports to shareholders and state and federal regulatory agencies; and (e) report regularly to the fund's officers and directors. In addition, the manager and its affiliates pay all compensation of directors and officers of the fund who are officers, directors or employees of LMFA and/or its affiliates. The fund pays all of its expenses which are not expressly assumed by LMFA. These expenses include, among others, interest expense, taxes, brokerage fees and commissions, expenses of preparing and printing prospectuses, proxy statements and reports to shareholders and of distributing them to existing shareholders, custodian charges, transfer agency fees, distribution fees to Legg Mason, the fund`s distributor, compensation of the Independent Directors, legal and audit expenses, insurance expenses, shareholder meetings, proxy solicitations, expenses of registering and qualifying fund shares for sale under federal and state law, governmental fees and expenses incurred in connection with membership in investment company organizations. The fund also is liable for such nonrecurring expenses as may arise, including litigation to which the fund may be a party. The fund may also have an obligation to indemnify its directors and officers with respect to litigation.

         LMFA has delegated the portfolio management functions for the fund to the Adviser, Western Asset Management Company. The Adviser, located at 117 East Colorado Boulevard, Pasadena, CA 91105, is an affiliate of LMFA and serves as investment adviser to the fund under a separate Investment Advisory Agreement ("Advisory Agreement") between the Adviser and LMFA.

         LMFA receives for its services a management fee, calculated daily and payable monthly, at an annual rate of 0.45% of the fund's average daily net assets.

         LMFA has contractually agreed to waive fees so that Primary Class operating expenses of the fund (exclusive of taxes, interest, brokerage and extraordinary expenses) do not exceed an annual rate of 1.00% of average daily net assets attributable to Primary Class shares of the fund. This waiver will remain in effect until April 30, 2005. The fund has agreed to pay LMFA for waived fees and reimbursed expenses provided that payment does not cause the Primary Class operating expenses to exceed 1.00% of its average net assets and the payment is made within three years after the year in which the manger earned the fee or incurred the expense.

         Under the Management Agreement, the fund has the non-exclusive right to use the name "Legg Mason" until that Agreement is terminated or until the right is withdrawn in writing by LMFA.

         Under the Advisory Agreement, the Adviser is responsible, subject to the general supervision of LMFA and the Corporation's Board of Directors, for the actual management of the fund's assets, including the responsibility for making decisions and placing orders to buy, sell or hold a particular security. For the Adviser's services to the fund, LMFA (not the fund) pays the Adviser a fee, computed daily and payable monthly, at an annual rate of 0.40% of the fee it receives from the fund. Fees paid to the Adviser are net of any waiver.

         Under the Advisory Agreement and Management Agreement, the Adviser and LMFA, respectively, will not be liable for any error of judgment or mistake of law or for any loss by the fund in connection with the performance of the Advisory Agreement or Management Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations or duties under the respective Agreement.

         Each of the Advisory Agreement and Management Agreement terminates automatically upon assignment and is terminable at any time without penalty by vote of the Corporation's Board of Directors, by vote of a majority of the fund's outstanding voting securities, by LMFA or by the Adviser, on not less than 60 days' notice to the fund and/or the other party(ies). The Advisory Agreement terminates immediately upon any termination of the associated Management Agreement or upon the mutual written consent of the Adviser, LMFA and the fund.

BOARD CONSIDERATION OF THE MANAGEMENT AND ADVISORY AGREEMENTS

         In approving the Management and Advisory Agreements, the Board of Directors primarily considered whether approval of the Agreements would be in the best interests of the fund und and its shareholders, an evaluation largely based on the nature and quality of the services to be provided under the Agreements and the overall fairness of the Agreements to the fund. The Independent Directors requested and evaluated information from LMFA that addressed specific factors designed to inform the Board of Directors' consideration of these and other issues. The Independent Directors met with experienced mutual fund legal counsel separately from the full Board of Directors to evaluate this information.

         With respect to the nature and quality of the services provided, the Board considered its experience with LMFA and the Adviser and with certain individual members of the team that will manage the Fund.

         With respect to the overall fairness of the Management and Advisory Agreements, the Board primarily considered the fee structure of the Agreements. The Board also considered the contractual limits on fund expenses undertaken by LMFA. The Board concluded that the fees and other benefits likely to accrue to LMFA and to the Adviser and its affiliates by virtue of their relationship to the fund are reasonable in comparison with the benefits accruing to the fund.

         The Board of Directors also considered the Adviser's procedures for executing portfolio transactions for the fund.

         The Board of Directors meets quarterly in order to oversee the management and performance of the fund. Representatives of the Adviser are present for at least two of these quarterly meetings. Such meetings provide additional opportunities for the Board of Directors to discuss performance, brokerage, compliance and other fund issues. The Board of Directors also draws upon its long association with LMFA and its personnel, and the Board of Directors members' familiarity with the culture of the organization, the manner in which it has handled past problems, and its treatment of investors.

         The fund, LMFA, Legg Mason and the Adviser each has adopted a code of ethics under Rule 17j-1 of the 1940 Act, which permits personnel covered by the code to invest in securities that may be purchased or held by the fund, but prohibits fraudulent, deceptive or manipulative conduct in connection with personal investing.

         As the fund may hold various equity securities in its portfolio, it often has the right to vote by proxy on items of business with respect to the issuers whose securities it owns. The Legg Mason funds have developed proxy voting procedures whereby, subject to Board oversight, the advisers and/or sub-advisers that actually manage the asset of the funds are delegated the responsibility for assessing and voting each fund's proxies in accordance with their own proxy voting policies and procedures. These policies and procedures include specific provisions to determine when a conflict exists between the fund and its adviser and its affiliates. Copes of the proxy voting policies and procedures are attached to this SAI as Appendix B.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         The portfolio turnover rate is computed by dividing the lesser of purchases or sales of securities for the period by the average value of portfolio securities for that period. Short-term securities are excluded from the calculation.

         The fund anticipates that its annual portfolio turnover rate may exceed 300%. The fund may sell fixed-income securities and buy similar securities to obtain yield and take advantage of market anomalies, a practice which increases the turnover rate. A high portfolio turnover rate will result in higher transaction costs paid by the fund. It may also increase the amount of net short-term capital gains, if any, realized by the fund.

         Under the Advisory Agreement, the Adviser is responsible for the execution of portfolio transactions. Corporate and government debt securities are generally traded on the over-the-counter market on a "net" basis without a stated commission, through dealers acting for their own account and not as brokers. Prices paid to a dealer in debt securities generally include a "spread," which is the difference between the price at which the dealer is willing to purchase and sell the specific security at the time, and includes the dealer's normal profit. Some portfolio transactions may be executed through brokers acting as agent. In selecting brokers or dealers, the Adviser must seek the most favorable price (including the applicable dealer spread or brokerage commission) and execution for such transactions, subject to the possible payment as described below of higher brokerage commissions for agency transactions or spreads to broker-dealers who provide research and analysis. The fund may not always pay the lowest commission or spread available. Rather, in placing orders on behalf of the fund, the Adviser also takes into account such factors as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the services described below) and any risk assumed by the executing broker. Furthermore, the lack of a centralized mechanism for reporting bids, offers and transaction prices in fixed- income securities can at times make it difficult for the Adviser to discover the best available price.

         Consistent with the policy of most favorable price and execution, the Adviser may give consideration to research, statistical and other services furnished by brokers or dealers to the Adviser for its use, may place orders with broker-dealers who provide supplemental investment and market research and securities and economic analysis, and may pay to these brokers a higher brokerage commission than may be charged by other brokers or a higher transaction fee on so-called "riskless principal" trades in certain Nasdaq securities. Such services include, without limitation, advice as to the value of securities; the advisability of investing in, purchasing, or selling securities; advice as to the availability of securities or of purchasers or sellers of securities; and the provision of analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. Such research and analysis may be useful to the Adviser in connection with services to clients other than the fund whose brokerage generated the service. On the other hand, research and analysis received by the Adviser from broker-dealers executing orders for clients other than the fund may be used for the fund's benefit. The Adviser's fee is not reduced by reason of its receiving such brokerage and research services.

         From time to time, the fund may use Legg Mason as broker for agency transactions in listed and OTC securities at commission rates and under circumstances consistent with the policy of best execution. Commissions paid to Legg Mason will not exceed "usual and customary brokerage commissions." Rule 17e-1 under the 1940 Act defines "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In the OTC market, the fund generally deals with responsible primary market-makers unless a more favorable execution can otherwise be obtained.

         Except as permitted by SEC rules or orders, the fund may not buy securities from, or sell securities to, Legg Mason or its affiliated persons as principal. The Corporation's Board of Directors has adopted procedures in conformity with Rule 10f-3 under the 1940 Act, whereby the fund may purchase securities that are offered in underwritings in which Legg Mason or any of its affiliated persons is a participant. These procedures, among other things, limit the fund's investment in the amount of securities offered in an underwriting in which Legg Mason or any of its affiliated persons is a participant so that the fund together with all other registered investment companies having the same investment adviser and all private accounts controlled by the same investment adviser, may not purchase more than 25% of the principal amount of the offering of such class. In addition, the fund may not purchase securities during the existence of an underwriting if Legg Mason is the sole underwriter for those securities.

         Section 11(a) of the Securities Exchange Act of 1934 prohibits Legg Mason from receiving compensation for executing transactions on an exchange for its affiliates, such as the fund, unless the affiliate expressly consents by written contract. The fund's Advisory Agreement expressly provides such consent.

         Investment decisions for the fund are made independently from those of other funds and accounts advised by the Adviser. However, the same security may be held in the portfolios of more than one fund or account. When two or more accounts simultaneously engage in the purchase or sale of the same security, the prices and amounts will be equitably allocated to each account. In some cases, this procedure may adversely affect the price or quantity of the security available to a particular account. In other cases, however, an account's ability to participate in large-volume transactions may produce better executions and prices.

                             THE FUND'S DISTRIBUTOR

         Legg Mason acts as distributor of the fund's shares pursuant to an Underwriting Agreement with the fund. Except as noted in the Prospectus, the fund's shares are distributed in a continuous offering. The Underwriting Agreement obligates Legg Mason to promote the sale of fund shares and to pay certain expenses in connection with its distribution efforts, including the printing and distribution of the Prospectus and periodic reports used in connection with the offering to prospective investors (after the Prospectus and reports have been prepared, set in type and mailed to existing shareholders at the fund's expense) and for supplementary sales literature and advertising costs.

         Under the Underwriting Agreement, the fund has the non-exclusive right to use the name "Legg Mason" until that agreement is terminated, or until the right is withdrawn by Legg Mason.

         The fund has adopted a Distribution Plan ("Plan") for Primary Class shares which, among other things, permits the fund to pay Legg Mason fees for its services related to sales and distribution of Primary Class shares and for the provision of ongoing services to Primary Class shareholders. Payments are made only from assets attributable to Primary Class shares. Distribution activities for which such payments may be made include, but are not limited to, compensation to persons who engage in or support distribution and redemption of shares, printing of prospectuses and reports for persons other than existing shareholders, advertising, preparation and distribution of sales literature, overhead, travel and telephone expenses, all with respect to Primary Class shares only.

         Amounts payable by the fund under its Plan need not be directly related to the expenses actually incurred by Legg Mason on behalf of the fund. The Plan does not obligate the fund to reimburse Legg Mason for the actual expenses Legg Mason may incur in fulfilling its obligations under the Plan. Thus, even if Legg Mason's actual expenses exceed the fee payable to Legg Mason at any given time, the fund will not be obligated to pay more than that fee. If Legg Mason's expenses are less than the fee it receives, Legg Mason will retain the full amount of the fee.

         The Plan was adopted, as required by Rule 12b-1 under the 1940 Act, by a vote of the Board of Directors, including a majority of the Independent Directors who have no direct or indirect financial interest in the operation of the Plan or the Underwriting Agreement ("12b-1 directors"). In approving the Plan, in accordance with the requirements of Rule 12b-1, the directors determined that there was a reasonable likelihood that the Plan would benefit the fund and its Primary Class shareholders. The directors considered, among other things, the extent to which the potential benefits of the Plan to the fund's shareholders could offset the costs of the Plan; the likelihood that the Plan would succeed in producing such potential benefits; the merits of certain possible alternatives to the Plan; and the extent to which the retention of assets and additional sales of the fund's Primary Class shares, as applicable, would be likely to maintain or increase the amount of compensation paid by the fund to LMFA.

         In considering the costs of the Plan, the directors gave particular attention to the fact that any payments made by the fund to Legg Mason under the Plan would increase the fund`s level of expenses in the amount of such payments. Further, the directors recognized that LMFA and the Adviser would earn greater management fees if the fund's assets were increased, because such fees are calculated as a percentage of the fund`s assets and thus would increase if net assets increase. The directors further recognized that there can be no assurance that any of the potential benefits described below would be achieved if the Plan was implemented.

         Among the potential benefits of the Plan, the directors noted that the payment of commissions and service fees to Legg Mason and its investment executives could motivate them to improve their sales efforts with respect to the fund's Primary Class shares and to maintain and enhance the level of services they provide to the fund's shareholders. These efforts, in turn, could lead to increased sales and reduced redemptions, eventually enabling the fund to achieve economies of scale and lower per share operating expenses. Any reduction in such expenses would serve to offset, at least in part, the additional expenses incurred by the fund in connection with its Plan. Furthermore, the investment management of the fund could be enhanced, as net inflows of cash from new sales might enable its portfolio manager to take advantage of attractive investment opportunities, and reduced redemptions could eliminate the potential need to liquidate attractive securities positions in order to raise the funds necessary to meet the redemption requests.

         The Plan continues in effect only so long as it is approved at least annually by the vote of a majority of the Board of Directors, including a majority of the 12b-1 directors, cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be terminated with respect to the fund by vote of a majority of the 12b-1 directors, or by vote of a majority of the outstanding voting Primary Class shares. Any change in the Plan that would materially increase the distribution cost to the fund requires shareholder approval; otherwise, the Plan may be amended by the directors, including a majority of the 12b-1 directors.

         In accordance with Rule 12b-1, the Plan provides that Legg Mason will submit to the Corporation's Board of Directors, and the directors will review at least quarterly, a written report of any amounts expended pursuant to the Plan and the purposes for which expenditures were made. In addition, as long as the Plan is in effect, the selection and nomination of candidates for Independent Director will be committed to the discretion of the Independent Directors.

         As compensation for its services and expenses, Legg Mason receives annual distribution fees equal to 0.25% and annual service fees equal to 0.25% of the fund's average daily net assets attributable to Primary Class shares in accordance with the Plan. The distribution and service fees are calculated daily and paid monthly.

         Pursuant to the Plan, the fund is authorized to pay Legg Mason distribution and service fees up to an annual rate of 0.75% of its average daily net assets. Currently, the Board of Directors has limited payments under the Plan to 0.50% of average daily net assets.

                            CAPITAL STOCK INFORMATION

         The Articles of Incorporation of the Corporation authorize issuance of 2,000,000,000 shares of common stock, par value $0.001 per share, and allow the Board of Directors to create additional series (or portfolios), each of which may issue separate classes of shares. The fund has authorized capital of 250,000,000 shares of common stock.

         Each share in the fund is entitled to one vote for the election of directors and any other matter submitted to a vote of fund shareholders.
Fractional shares have fractional voting rights. Voting rights are not cumulative. All shares in the fund are fully paid and nonassessable and have no preemptive or conversion rights.

         Shareholder meetings will not be held except where the 1940 Act requires a shareholder vote on certain matters (including the election of directors, approval of an advisory contract, and certain amendments to the plan of distribution pursuant to Rule 12b-1), at the request a majority of the shares entitled to vote as set forth in the Bylaws of the Corporation, or as the Board of Directors from time to time deems appropriate.

         THE FUND'S CUSTODIAN AND TRANSFER AND DIVIDEND-DISBURSING AGENT

         State Street, P.O. Box 1713, Boston, Massachusetts 02105, serves as custodian of the fund's assets. BFDS, P.O. Box 953, Boston, Massachusetts 02103, as agent for State Street, serves as transfer and dividend-disbursing agent, and administrator of various shareholder services. LM Fund Services, Inc. ("LMFS") serves as sub-transfer agent to the fund assisting BFDS with certain of its duties as transfer agent. LMFS receives from BFDS for its services a percentage of the per account fees the fund pays BFDS for transfer agency services. Shareholders who request an historical transcript of their account will be charged a fee based upon the number of years researched. The fund reserves the right, upon 60 days' written notice, to institute other charges on shareholders to cover the fund's administrative costs.

                         THE CORPORATION'S LEGAL COUNSEL

         Kirkpatrick   &  Lockhart  LLP,  1800   Massachusetts   Avenue,   N.W.,
Washington, D.C. 20036-1800, serves as counsel to the fund.

                    THE CORPORATION'S INDEPENDENT ACCOUNTANTS


         _______________________,  250 W.  Pratt  Street,  Baltimore,  MD 21201,
serves as the fund's independent accountants.

                                                                      APPENDIX A


                              RATINGS OF SECURITIES



DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") RATINGS:
-------------------------------------------------------------------

Long-Term Debt Ratings
         AAA - An obligation rated Aaa is judged to be of the highest quality, with minimal credit risk.

         AA - An obligation rated Aa is judged to be of high quality and are subject to very low credit risk. Obligations rated Aaa and Aa comprise what are generally known as high-grade bonds.

         A - An obligation rated A is considered upper-medium grade and are subject to low credit risk.

         Baa - An obligation rated Baa is subject to moderate credit risk. Obligations rated Baa are considered medium grade and as such may possess certain speculative characteristics.

         Ba - An obligation rated Ba is judged to have speculative elements and is subject to substantial credit risk.

         B - An obligation rated B is considered speculative and is subject to high credit risk.

         Caa - An obligation rated Caa is judged to be of poor standing and is subject to very high credit risk.

         Ca - An obligation rated Ca is judged to be highly speculative and is likely in, or very near, default, with some prospect for recovery of principal and interest.

         C - An obligation rated C is the lowest rated class of bonds and is typically in default, with little prospect for recovery of principal or interest.

         Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.


SHORT-TERM DEBT RATINGS

         PRIME-1 - Issuers with a Prime-1 (or supporting institutions) have a superior ability for repayment of short-term debt obligations.

         PRIME-2 - Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of short-term debt obligations.

         PRIME-3 - Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of short-term obligations.

         NOT PRIME - Issuers (or supporting institutions) rated not prime do not fall within any of the Prime rating categories.

                                                                      APPENDIX A


DESCRIPTION OF STANDARD & POOR'S ("S&P") RATINGS:
------------------------------------------------

Long Term Issue Credit Ratings
         AAA - An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         AA - An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         A - An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         BBB - An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

         BB - An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         B - An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

         CCC - An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

         CC - An obligation rated CC is currently highly vulnerable to nonpayment.

         C - The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

         D-An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         PLUS (+) OR MINUS (-)-The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         C - The `c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

         P - The letter p indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

         * - Continuance of ratings is contingent upon S&P's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

         R - The r is attached to highlight derivatives, hybrids and certain other obligations that S&P believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities whose principal or interest return is indexed to equities, commodities or other instruments. The absence of an `r' symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

         N.R. - Not rated.

COMMERCIAL PAPER

       A-1. - A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

       A-2. - A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory

       A-3. - A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                                                                      APPENDIX B

                              PROXY VOTING POLICIES


                                Legg Mason Funds
                              Proxy Voting Policies
                                    May 2003

These policies are designed to address the rights and responsibility of the Legg Mason funds to ensure that proxies held by the funds are voted in the best interests of each respective fund. Some Legg Mason funds, particularly fixed-income funds, will rarely own securities that have corresponding voting rights. Other funds, however, own equity securities and these policies are designed to assure that proxies are voted in the best interests of the funds, to address potential conflicts of interest, and to keep proxy voting records.

1. Voting Proxies - Proxies solicited for items of business with respect to issuers whose voting securities are owned by a Legg Mason fund, if voted by the fund, must be voted in the best interests of the fund.

2. Proxy Voting Policies of Advisers to Legg Mason funds - Each investment adviser and sub-adviser to a Legg Mason fund must have written proxy voting policies and procedures, including policies and procedures to address potential material conflicts between an adviser and its clients (including the fund). Each different adviser may have different proxy voting policies and procedures that are individually tailored to fit its respective businesses and investment styles.

3. Funds' Proxy Voting Policies and Procedures - The investment advisers and sub-advisers to the Legg Mason funds are responsible for managing the assets of the fund or funds they manage, including voting proxies. In accordance with the procedures noted below, the Board of Directors/Trustees of the Legg Mason funds will initially and periodically review and approve the use of the advisers' policies for the voting of the funds' proxies. The policies and procedures that a fund will utilize with respect to proxy voting shall be the proxy voting policies and procedures of the adviser or sub-adviser that actually manages the assets of the fund. Each adviser or sub-adviser is responsible for maintaining all proxy voting records required to be established and maintained by the Legg Mason fund or funds it manages and shall provide such records to the fund(s) upon request.

4. Annual Review - An adviser's proxy voting policies and procedures must be initially reviewed, and their use on behalf of a Legg Mason fund must be approved by the Board of Directors/Trustees. In addition, on an annual basis, each adviser must report any significant problems that arose during the year related to voting the funds' proxies or reporting the votes pursuant to regulatory requirements, any material conflicts, how such conflicts were addressed, and the total number of proxies voted during the previous year. Advisers should also be prepared to discuss any novel or controversial proxy votes during their semi-annual reports to the Board of Directors/Trustees and any votes that were inconsistent with the adviser's stated proxy voting policies and procedures.

5. Changes to Advisers' Policies and Procedures - On an annual basis, any material changes to an adviser's proxy voting policies and procedures, as relevant to the funds, must be reported to the Board of Directors/Trustees, which shall review and, in its discretion, approve the use of such amended proxy voting policies and procedures.

                                                                      APPENDIX B

                          LEGG MASON FUND ADVISER, INC.
                      PROXY VOTING POLICIES AND PROCEDURES
                                    MAY 2003

Legg Mason Fund Adviser, Inc. ("LMFA") acts as investment adviser to several Legg Mason funds pursuant to contracts between the funds and LMFA. In these cases, LMFA retains a sub-adviser to perform all investment advisory services for the funds. LMFA delegates to each sub-adviser the responsibility for voting proxies for the Legg Mason funds, as applicable, through LMFA's contracts with each sub-adviser. Each sub-adviser may use its own proxy voting policies and procedures to vote proxies of a fund if the fund's Board reviews and approves the use of those policies and procedures. Accordingly, LMFA does not expect to have proxy voting responsibility for any of the Legg Mason funds.

Should LMFA become responsible for voting proxies for any reason, such as the inability of a sub-adviser to provide investment advisory services, LMFA shall utilize the proxy voting guidelines established by the most recent sub-adviser for the fund to vote proxies in the best interest of that fund until a new sub-adviser is retained and the use of its proxy voting policies and procedures is authorized by the Board of Directors/Trustees of the Legg Mason fund. If LMFA becomes responsible for voting proxies, LMFA shall maintain records of all proxy votes in accordance with applicable securities laws and regulations.

In the case of a material conflict between the interests of LMFA (or its affiliates, if such conflict is known to persons responsible for voting at LMFA) and any Legg Mason fund, proxies shall be voted according to the recommendation of an independent third party.

Issues to be reviewed in making the determination of whether a potential conflict is material include, but are not limited to:

1. Whether LMFA manages assets for the issuer, a shareholder proponent or an employee group of the issuer or otherwise has a current or potential business relationship with the issuer;

2. Whether LMFA, an officer or director of the adviser or the applicable portfolio manager, analyst or other person(s) responsible for recommending the proxy vote (together, "Voting Persons") is a close relative of or has any personal or business relationship with the issuer (excluding normal commercial transactions and investment relationships where there is no special treatment), with an officer, director or other executive person at the issuer, with a candidate for election to the board of the issuer or with a shareholder proponent;

3. Whether there is any other material business or personal relationship as a result of which a Voting Person has an interest in the outcome of the matter before shareholders; or

4. Whether an affiliate of LMFA has a conflict as described in #1-3 above and such conflict is known to LMFA's Voting Persons.

All of the conflicts noted above should be deemed material. If the conflict resides with an individual Voting Person, that person will exclude him- or herself from the vote determination process in order to shield LMFA and the other Voting Persons from the conflict, provided that the other Voting Persons can determine a vote without undue influence from the conflicted Voting Person. If the conflict cannot be walled off, the vote will be passed on to a neutral third-party service provider. Any time a material conflict is encountered, LMFA will keep records on the nature of the conflict, the actual vote and the basis for the vote determination.

LMFA shall be responsible for gathering relevant documents and records related to proxy voting from each sub-adviser and providing them to the funds as required for the funds to comply with applicable rules under the Investment Company Act of 1940. LMFA shall also be responsible for coordinating the

                                                                      APPENDIX B


provision of information to the Board with regard to the proxy voting policies and procedures of each sub-adviser, including the actual proxy voting policies and procedures of each sub-adviser, changes to such policies and procedures, and reports on the administration of such policies and procedures.

Questions regarding this policy should be referred to the Legal and Compliance Department of Legg Mason Wood Walker, Incorporated.

                                                                      APPENDIX B


                        WESTERN ASSET MANAGEMENT COMPANY
                      PROXY VOTING POLICIES AND PROCEDURES

                                   BACKGROUND

Western Asset Management Company ("Western Asset") has adopted and implemented policies and procedures that we believe are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with our fiduciary duties and SEC Rule 206(4)-6 under the Investment Advisers Act of 1940 ("Advisers Act"). Our authority to vote the proxies of our clients is established through investment management agreements or comparable documents, and our proxy voting guidelines have been tailored to reflect these specific contractual obligations. In addition to SEC requirements governing advisers, our proxy voting policies reflect the long-standing fiduciary standards and responsibilities for ERISA accounts. Unless a manager of ERISA assets has been expressly precluded from voting proxies, the Department of Labor has determined that the responsibility for these votes lies with the Investment Manager.

In exercising its voting authority, Western Asset will not consult or enter into agreements with officers, directors or employees of Legg Mason Inc. or any of its affiliates (other than Western Asset Management Company Limited) regarding the voting of any securities owned by its clients.


                                     POLICY

Western Asset's proxy voting procedures are designed and implemented in a way that is reasonably expected to ensure that proxy matters are handled in the best interest of our clients. While the guidelines included in the procedures are intended to provide a benchmark for voting standards, each vote is ultimately cast on a case-by-case basis, taking into consideration Western Asset's contractual obligations to our clients and all other relevant facts and circumstances at the time of the vote (such that these guidelines may be overridden to the extent Western Asset deems appropriate).


                                   PROCEDURES

RESPONSIBILITY AND OVERSIGHT

The Western Asset Compliance Department ("Compliance Department") is responsible for administering and overseeing the proxy voting process. The gathering of proxies is coordinated through the Corporate Actions area of Investment Support ("Corporate Actions"). Research analysts and portfolio managers are responsible for determining appropriate voting positions on each proxy utilizing any applicable guidelines contained in these procedures.

CLIENT AUTHORITY

Prior to August 1, 2003, all existing client investment management agreements ("IMAs") will be reviewed to determine whether Western Asset has authority to vote client proxies. At account start-up, or upon amendment of an IMA, the applicable client IMA are similarly reviewed. If an agreement is silent on proxy voting, but contains an overall delegation of discretionary authority or if the account represents assets of an ERISA plan, Western Asset will assume responsibility for proxy voting. The Client Account Transition Team maintains a matrix of proxy voting authority.

                                                                      APPENDIX B


PROXY GATHERING

Registered owners of record, client custodians, client banks and trustees ("Proxy Recipients") that receive proxy materials on behalf of clients should forward them to Corporate Actions. Prior to August 1, 2003, Proxy Recipients of existing clients will be reminded of the appropriate routing to Corporate Actions for proxy materials received and reminded of their responsibility to forward all proxy materials on a timely basis. Proxy Recipients for new clients (or, if Western Asset becomes aware that the applicable Proxy Recipient for an existing client has changed, the Proxy Recipient for the existing client) are notified at start-up of appropriate routing to Corporate Actions of proxy materials received and reminded of their responsibility to forward all proxy materials on a timely basis. If Western Asset personnel other than Corporate Actions receive proxy materials, they should promptly forward the materials to Corporate Actions.

PROXY VOTING

Once proxy materials are received by Corporate Actions, they are forwarded to the Compliance Department for coordination and the following actions:

         a.  Proxies are reviewed to determine accounts impacted.

         b. Impacted accounts are checked to confirm Western Asset voting authority.

         c. Compliance Department staff reviews proxy issues to determine any material conflicts of interest. (See conflicts of interest section of these procedures for further information on determining material conflicts of interest.)

         d. If a material conflict of interest exists, (i) to the extent reasonably practicable and permitted by applicable law, the client is promptly notified, the conflict is disclosed and Western Asset obtains the client's proxy voting instructions, and (ii) to the extent that it is not reasonably practicable or permitted by applicable law to notify the client and obtain such instructions (e.g., the client is a mutual fund or other commingled vehicle or is an ERISA plan client), Western Asset seeks voting instructions from an independent third party.

         e. Compliance Department staff provides proxy material to the appropriate research analyst or portfolio manager to obtain their recommended vote. Research analysts and portfolio managers determine votes on a case-by-case basis taking into account the voting guidelines contained in these procedures. For avoidance of doubt, depending on the best interest of each individual client, Western Asset may vote the same proxy differently for different clients. The analyst's or portfolio manager's basis for their decision is documented and maintained by the Compliance Department.

         f. Compliance Department staff votes the proxy pursuant to the instructions received in (d) or (e) and returns the voted proxy as indicated in the proxy materials.

TIMING

Western Asset personnel act in such a manner to ensure that, absent special circumstances, the proxy gathering and proxy voting steps noted above can be completed before the applicable deadline for returning proxy votes.

RECORDKEEPING

Western Asset maintains records of proxies voted pursuant to Section 204-2 of the Advisers Act and ERISA DOL Bulletin 94-2. These records include:

                                                                      APPENDIX B


         a.  A copy of Western Asset's policies and procedures.

         b.  Copies of proxy statements received regarding client securities.

         c. A copy of any document created by Western Asset that was material to making a decision how to vote proxies.

         d.  Each written  client  request for proxy voting  records and Western
             Asset's  written   response  to  both  verbal  and  written  client
             requests.

         e.  A proxy log including:
             1. Issuer name;
             2. Exchange ticker symbol of the issuer's shares to be voted;
             3. Council  on   Uniform   Securities   Identification   Procedures
                ("CUSIP") number for the shares to be voted;
             4. A brief identification of the matter voted on;
             5. Whether  the  matter  was   proposed  by  the  issuer  or  by  a
                shareholder of the issuer;
             6. Whether a vote was cast on the matter;
             7. A record of how the vote was cast; and
             8. Whether the vote was cast for or against the  recommendation  of the issuer's management team.

Records are maintained in an easily accessible place for five years, the first two in Western Asset's offices.

DISCLOSURE

Western Asset's proxy policies are described in the firm's Part II of Form ADV. Prior to August 1, 2003, Western Asset will deliver Part II of its revised Form ADV to all existing clients, along with a letter identifying the new disclosure. Clients will be provided a copy of these policies and procedures upon request. In addition, upon request, clients may receive reports on how their proxies have been voted.

CONFLICTS OF INTEREST

All proxies are reviewed by the Compliance Department for material conflicts of interest. Issues to be reviewed include, but are not limited to:

             1. Whether  Western (or, to the extent required to be considered by applicable law, its affiliates) manages assets for the company or an employee group of the company or otherwise has an interest in the company;

             2. Whether  Western  or an officer  or  director  of Western or the applicable portfolio manager or analyst responsible for recommending the proxy vote (together, "Voting Persons") is a close relative of or has a personal or business relationship with an executive, director or person who is a candidate for director of the company or is a participant in a proxy contest; and

             3. Whether  there is any other  business or  personal  relationship where a Voting Person has a personal interest in the outcome of the matter before shareholders.

                                                                      APPENDIX B


                                VOTING GUIDELINES

Western Asset's substantive voting decisions turn on the particular facts and circumstances of each proxy vote and are evaluated by the designated research analyst or portfolio manager. The examples outlined below are meant as guidelines to aid in the decision making process.

Guidelines are grouped according to the types of proposals generally presented to shareholders. Part I deals with proposals which have been approved and are recommended by a company's board of directors; Part II deals with proposals submitted by shareholders for inclusion in proxy statements; Part III addresses issues relating to voting shares of investment companies; and Part IV addresses unique considerations pertaining to foreign issuers.

     I.     Board Approved Proposals

The vast majority of matters presented to shareholders for a vote involve proposals made by a company itself that have been approved and recommended by its board of directors. In view of the enhanced corporate governance practices currently being implemented in public companies, Western Asset generally votes in support of decisions reached by independent boards of directors. More specific guidelines related to certain board-approved proposals are as follows:

         1. Matters relating to the Board of Directors

            Western Asset votes proxies for the election of the company's nominees for directors and for board-approved proposals on other matters relating to the board of directors with the following exceptions:

            a. Votes are withheld for the entire board of directors if the board does not have a majority of independent directors or the board does not have nominating, audit and compensation committees composed solely of independent directors.

            b. Votes are withheld for any nominee for director who is considered an independent director by the company and who has received compensation from the company other than for service as a director.

            c. Votes are  withheld for any nominee for director who attends less than 75% of board and committee meetings without valid reasons for absences.

            d. Votes are cast on a case-by-case basis in contested  elections of directors.


         2. Matters relating to Executive Compensation

            Western Asset generally favors compensation programs that relate executive compensation to a company's long-term performance. Votes are cast on a case-by-case basis on board-approved proposals relating to executive compensation, except as follows:

            a. Except  where  the firm is  otherwise  withholding  votes for the entire board of directors, Western Asset votes for stock option plans that will result in a minimal annual dilution.

            b. Western Asset votes against stock option plans or proposals  that permit replacing or repricing of underwater options.

            c. Western  Asset  votes  against  stock  option  plans that  permit issuance of options with an exercise price below the stock's current market price.

                                                                      APPENDIX B


            d. Except  where  the firm is  otherwise  withholding  votes for the entire board of directors, Western Asset votes for employee stock purchase plans that limit the discount for shares purchased under the plan to no more than 15% of their market value, have an offering period of 27 months or less and result in dilution of 10% or less.

            3. Matters relating to Capitalization

            The management of a company's capital structure involves a number of important issues, including cash flows, financing needs and market conditions that are unique to the circumstances of each company. As a result, Western Asset votes on a case-by-case basis on board-approved proposals involving changes to a company's capitalization except where Western Asset is otherwise withholding votes for the entire board of directors.

            a. Western Asset votes for proposals  relating to the  authorization of additional common stock.

            b. Western   Asset  votes  for  proposals  to  effect  stock  splits
               (excluding reverse stock splits).

            c. Western Asset votes for proposals  authorizing  share  repurchase programs.

            4. Matters relating to Acquisitions, Mergers, Reorganizations and
               Other Transactions

            Western Asset votes these issues on a case-by-case basis on board-approved transactions.

            5. Matters relating to Anti-Takeover Measures

            Western Asset votes against board-approved proposals to adopt anti-takeover measures except as follows:

            a. Western  Asset  votes on a  case-by-case  basis on  proposals  to ratify or approve shareholder rights plans.

            b. Western Asset votes on a case-by-case basis on proposals to adopt fair price provisions.

            6. Other Business Matters

            Western Asset votes for board-approved proposals approving such routine business matters such as changing the company's name, ratifying the appointment of auditors and procedural matters relating to the shareholder meeting.

            a. Western Asset votes on a case-by-case basis on proposals to amend a company's charter or bylaws.

            b. Western  Asset votes  against  authorization  to  transact  other unidentified, substantive business at the meeting.

     II.    Shareholder Proposals

SEC regulations permit shareholders to submit proposals for inclusion in a company's proxy statement. These proposals generally seek to change some aspect of a company's corporate governance structure or to change some aspect of its business operations. Western Asset votes in accordance with the recommendation of the company's board of directors on all shareholder proposals, except as follows:

                                                                      APPENDIX B


            1. Western  Asset  votes  for   shareholder   proposals  to  require
               shareholder approval of shareholder rights plans.

            2. Western Asset votes for shareholder proposals that are consistent with Western Asset's proxy voting guidelines for board-approved proposals.

            3. Western Asset votes on a case-by-case  basis on other shareholder proposals where the firm is otherwise withholding votes for the entire board of directors.

     III.   Voting Shares of Investment Companies

Western Asset may utilize shares of open or closed-end investment companies to implement its investment strategies. Shareholder votes for investment companies that fall within the categories listed in Parts I and II above are voted in accordance with those guidelines.

            1. Western Asset votes on a case-by-case basis on proposals relating to changes in the investment objectives of an investment company taking into account the original intent of the fund and the role the fund plays in the clients' portfolios.

            2. Western Asset votes on a  case-by-case  basis all proposals  that would result in increases in expenses (e.g., proposals to adopt 12b-1 plans, alter investment advisory arrangements or approve fund mergers) taking into account comparable expenses for similar funds and the services to be provided.

     IV.    Voting Shares of Foreign Issuers

In the event Western Asset is required to vote on securities held in foreign issuers - i.e. issuers that are incorporated under the laws of a foreign jurisdiction and that are not listed on a U.S. securities exchange or the NASDAQ stock market, the following guidelines are used, which are premised on the existence of a sound corporate governance and disclosure framework. These guidelines, however, may not be appropriate under some circumstances for foreign issuers and therefore apply only where applicable.

            1. Western  Asset  votes for  shareholder  proposals  calling  for a majority of the directors to be independent of management.

            2. Western Asset votes for shareholder proposals seeking to increase the independence of board nominating, audit and compensation committees.

            3. Western  Asset votes for  shareholder  proposals  that  implement corporate governance standards similar to those established under U.S. federal law and the listing requirements of U.S. stock exchanges, and that do not otherwise violate the laws of the jurisdiction under which the company is incorporated.

            4. Western Asset votes on a case-by-case basis on proposals relating to (1) the issuance of common stock in excess of 20% of a company's outstanding common stock where shareholders do not have preemptive rights, or (2) the issuance of common stock in excess of 100% of a company's outstanding common stock where shareholders have preemptive rights.

                          Legg Mason Income Trust, Inc.

Part C.        Other Information

Item 23.       Exhibits


(a)     (i)    Articles of Incorporation filed April 28, 1987 (2)
        (ii)   Amended and Restated Articles of Incorporation  filed December 2,
               2002 (5)
        (iii)  Articles Supplementary filed August 20, 2003 - filed herewith
        (iv)   Articles of Amendment filed November 14, 2003 - filed herewith

(b)     Amended and Restated Bylaws dated August 8, 2002 (5)

(c) Instruments defining the rights of security holders with respect to Legg Mason Income Trust, Inc. are contained in the Amended and Restated Articles of Incorporation, which are incorporated herein by reference to Exhibit (a)(ii) to Item 23 of Part C of Post-Effective Amendment No. 34 to the Registration Statement of Legg Mason Income Trust, Inc., SEC File No. 33-12092, filed February 25, 2003, and in the Amended and Restated Bylaws, which are incorporated herein by reference to Exhibit (b) to
        Item 23 of Part C of Post-Effective Amendment No. 34 to the Registration Statement of Legg Mason Income Trust, Inc., SEC File No. 33-12092, filed February 25, 2003.

(d)     Management Agreements
        (i)    U.S. Government Intermediate-Term Portfolio (3)
        (ii)   Investment Grade Income Portfolio (3)
        (iii)  U.S. Government Money Market Portfolio (2)
        (iv)   High Yield Portfolio (2)

        Investment Advisory Agreements
        (i)    U.S. Government Intermediate-Term Portfolio (2)
        (ii)   Investment Grade Income Portfolio (2)
        (iii)  U.S. Government Money Market Portfolio (2)
        (iv)   High Yield Portfolio (2)

(e)     Underwriting Agreements
        (i)    U.S. Government Intermediate-Term Portfolio (1)
        (ii)   Investment Grade Income Portfolios (1)
        (iii)  U.S. Government Money Market Portfolio (1)
               High Yield Portfolio (1)

        (iv)   Amendment to Underwriting Agreements - filed herewith

(f)     Bonus, profit sharing or pension plans - none

(g)     Custodian Agreement (2)

        (i)    Amendment to Custodian Contract dated February 9, 1988 (2)
        (ii)   Amendment to Custodian Contract dated February 25, 1988 (2)
        (iii)  Amendment to Custodian Contract dated April 6, 1993 (2)
        (iv)   Amendment to Custodian Contract dated May 28, 1996 (2)
        (v) Amendment to Custodian Contract dated July 1, 2001 - filed herewith

(h)     (i)    Transfer Agency and Service Agreement (2)
        (ii)   Amendment  to  Transfer  Agency and  Service  Agreements  - filed herewith
        (iii)  Delegation  Amendment to Transfer Agency and Service  Agreement -
               filed  herewith

        (iv) Amendment and Restatement of Credit Agreement dated March 15, 2002 (4)
        (v) First Amendment dated as of March 14, 2003 to Amendment and Restatement of Credit Agreement dated March 15, 2002 (6)

(i)     Opinion and consent of counsel - to be filed

(j)     Consent of independent accountants - to be filed

(k)     Financial statements omitted from Item 23 - none

(l)     Agreements for providing initial capital (2)

(m)     Plan pursuant to Rule 12b-1
        (i) Investment Grade Income and U.S. Government Intermediate-Term Portfolios (1)
        (ii)   U.S. Government Money Market Portfolio (1)
        (iii)  High Yield Portfolio (1)

(n)     Amended Multiple Class Plans pursuant to Rule 18f-3
        (i)    U.S. Government Intermediate-Term Portfolio - filed herewith
        (ii)   Investment Grade Income Portfolio - filed herewith
        (iii)  High Yield Portfolio - filed herewith

(p) Code of ethics for the fund, its investment advisers, and its principal underwriter
        (i)    Legg Mason Funds and Legg Mason Wood Walker (8)
        (ii)   Western Asset Management Company (7)

(1) Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 25 to the Registration Statement of Legg Mason Income Trust, Inc., SEC File No. 33-12092, filed February 28, 1997.

(2) Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 26 to the Registration Statement of Legg Mason Income Trust, Inc., SEC File No. 33-12092, filed April 30, 1997.

(3) Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 32 to the Registration Statement of Legg Mason Income Trust, Inc., SEC File No. 33-12092, filed on April 9, 2001.

(4) Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 33 to the Registration Statement of Legg Mason Income Trust, Inc., SEC File No. 33-12092, filed April 30, 2002.

(5) Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 34 to the Registration Statement of Legg Mason Income Trust, Inc., SEC File No. 33-12092, filed February 25, 2003.

(6) Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 35 to the Registration Statement of Legg Mason Income Trust, Inc., SEC File No. 33-12092, filed April 17, 2003.

(7) Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 25 to the Registration Statement of Western Asset Funds, Inc., SEC File No. 33-34929, filed June 2, 2003.

(8) Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 35 to the Registration Statement of Legg Mason Value Trust, Inc., SEC File No. 2-75766, filed July 18, 2003.

Item 24.       Persons Controlled By or Under Common Control with Registrant

        None

Item 25.       Indemnification

Reference is made to Article 11 of Registrant's Amended and Restated Articles of Incorporation, Article 10 of Registrant's Amended and Restated Bylaws, Section 2-418 of the Maryland General Corporation Law and Section 8 of the Underwriting Agreement. Article 10 of Registrant's Amended and Restated Bylaws also provides that certain expenses incurred in defending a proceeding involving directors, officers, employees and agents will be paid by the Corporation in advance of a final disposition thereof if certain conditions are met.

In Section 8 of the Underwriting Agreement relating to the securities offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933, as amended ("Securities Act"), against certain types of civil liabilities arising in connection with the Registration Statement or the Prospectuses and Statement of Additional Information.

Insofar as indemnification for liabilities arising under the Securities Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 26.       Business and Connections of Manager and Investment Adviser

(a) Legg Mason Fund Adviser, Inc. ("LMFA") is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of LMFA have been engaged as director, officer, employee, partner or trustee.

Deepak Chowdhury             Senior Vice President, Legg Mason, Inc.
                             Senior Vice President, LMWW
                             Vice President, LMFA
                             Director, Barrett
                             Director, Bartlett
                             Director, Batterymarch
                             Director, Berkshire
                             Director, Legg Mason Asset Management (Asia) Pte.
                               Ltd
                             Director, PCM Holdings, Inc.
                             Director, PCM Holdings II, LLC

Marc R. Duffy                Vice President and Secretary, LMFA

Mark R. Fetting              President and Director, LMFA
                             Executive Vice President, Legg Mason, Inc.
                             Director, LMFM

Marie K. Karpinski           Vice President and Treasurer, LMFA
                             Vice President and Treasurer, LMFM
                             Vice President and Treasurer, Western Assets Funds,
                               Inc.

Joe Laroque                  Vice President, LMFA

Timothy C. Scheve            President and Director, LMWW
                             Senior Executive Vice President, Legg Mason, Inc.
                             Director, Howard Weil Incorporated
                             Director, Legg Mason Canada Holdings, Ltd.
                             Director, LMCM
                             Director, LMFA
                             Director, LMFM
                             Director, LMTrust
                             Director, LMFS

Edward A. Taber III          Senior Executive Vice President and Head of
                               Institutional Asset Management, Legg
                             Mason, Inc.
                             Manager, Brandywine
                             Director, Batterymarch
                             Director, Legg Mason Asset Management (Asia) Pte.
                               Ltd
                             Director, LMCM
                             Director, LMFA
                             Director, LMREI
                             Director, Legg Mason Canada
                             Director, WAMCL
                             Director, WAM

(b) Western Asset Management Company ("WAM") is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of WAM have been engaged as director, officer, employee, partner or trustee.

James W. Hirschmann III      Director, President and CEO, WAM
                             Managing Director and Director, WAMCL

Peter L. Bain                Director, WAM
                             President, CEO, and Manager, PCM Holdings II, LLC
                             Executive Vice President, Legg Mason, Inc.
                             Manager, Brandywine
                             Director, Howard Weil Incorporated
                             Director, Barrett
                             Director, Bartlett
                             Director, Berkshire
                             Director, Legg Mason Commercial Real Estate
                               Services, Inc.
                             Director, Legg Mason Focus Capital, Inc.
                             Director, Legg Mason Funding, Corp.
                             Director, Legg Mason Limited
                             Director, Legg Mason Properties, Inc.
                             Director, LMREI
                             Director, LM Tower
                             Director, LMTrust
                             Director, PCM Holdings, Inc.

                             Director, Royce

Edward A. Taber III          Director, WAM
                             Senior Executive Vice President and Head of
                               Institutional Asset Management, Legg
                             Mason, Inc.
                             Manager, Brandywine
                             Director, Batterymarch
                             Director, Legg Mason Asset Management (Asia) Pte.
                               Ltd
                             Director, LMCM
                             Director, LMFA
                             Director, LMREI
                             Director, Legg Mason Canada
                             Director, WAMCL

Barrett Associates, Inc.  ("Barrett")
90 Park Avenue
New York, NY 10016

Bartlett & Co.  ("Bartlett")
36 East Fourth Street
Cincinnati, OH  45202

Batterymarch Financial Management, Inc. ("Batterymarch")
200 Clarendon Street
Boston, MA  02116

Berkshire Asset Management, Inc.  ("Berkshire")
46 Public Square, Suite 700
Wilkes-Barre, PA  18701

Brandywine Asset Management, LLC ("Brandywine")
Three Christina Centre, Suite 1200
201 North Walnut Street
Wilmington, DE  19801

Howard Weil Incorporated
Energy Centre
1100 Poydras Street
Suite 3500
New Orleans, LA 70163

Legg Mason Canada Holdings, Ltd.
P. O. Box 7289
Stn. "A"
Saint John, N.B. E2L 4S6

Legg Mason Capital Management, Inc.  ("LMCM")
100 Light Street
Baltimore, MD  21202

Legg Mason Commercial Real Estate Services, Inc.
100 Light Street
Baltimore, MD 21202

Legg Mason Funding, Corp.
9 East Loockerman Street
Suite 1B
Dover, DE 19901

Legg Mason Fund Adviser, Inc.  ("LMFA")
100 Light Street
Baltimore, MD  21202

Legg Mason Funds Management, Inc.  ("LMFM")
100 Light Street
Baltimore, MD  21202

Legg Mason Fund Services, Inc.  ("LMFS")
100 Light Street
Baltimore, MD  21202

Legg Mason, Inc.
100 Light Street
Baltimore, MD  21202

Legg Mason Limited
90 Basinghall Street
London EC 2V 5AY

Legg Mason Real Estate Investors, Inc.  ("LMREI")
100 Light Street
Baltimore, MD  21202

Legg Mason Asset Management (Asia) Pte. Ltd
Three Temasek Avenue, #10-02, Centennial Tower
Singapore 039010

Legg Mason Focus Capital, Inc.
100 Light Street
Baltimore, MD  21202

Legg Mason Properties, Inc.
5955 Carnegie Boulevard
Suite 200
Charlotte, NC 28209

Legg Mason Tower, Inc. ("LM Tower")
100 Light Street
Baltimore, MD  21202

Legg Mason Trust, fsb  ("LMTrust")
100 Light Street
Baltimore, MD  21202

Legg Mason Wood Walker, Incorporated  ("LMWW")
100 Light Street
Baltimore, MD  21202

PCM Holdings, Inc.
8889 Pelican Bay Boulevard, Suite 500
Naples, FL 34108-7512

PCM Holdings II, LLC
8889 Pelican Bay Boulevard, Suite 500
Naples, FL 34108-7512

Legg Mason Canada
320 Bay Street
Box 9, Suite 1400
Toronto, Ontario MSH 4A6

Royce & Associates, LLC  ("Royce")
1414 Avenue of the Americas
New York, NY 10019

Western Asset Fund, Inc.
100 Light Street
Baltimore, MD 21202

Western Asset Management Company  ("WAM")
117 East Colorado Boulevard
Pasadena, CA  91105

Western Asset Management Company Limited  ("WAMCL")
155 Bishopsgate
London  EC2M 3XG
England

Item 27.       Principal Underwriters

        (a)    Legg Mason Cash Reserve Trust
               Legg Mason Tax-Exempt Trust, Inc.
               Legg Mason Tax-Free Income Fund
               Legg Mason Value Trust, Inc.
               Legg Mason Special Investment Trust, Inc.
               Legg Mason Focus Trust, Inc.
               Legg Mason Global Trust, Inc.
               Legg Mason Investors Trust, Inc.
               Legg Mason Light Street Trust, Inc.
               Legg Mason Investment Trust, Inc.
               Legg Mason Charles Street Trust, Inc.
               Western Asset Funds, Inc.

        (b) The following table sets forth information concerning each director and officer of the Registrant's principal underwriter, Legg Mason Wood Walker, Incorporated ("LMWW").

                                                                   Positions and
Name and Principal             Position and Offices                Offices with
Business Address*              with Underwriter - LMWW             Registrant
--------------------------------------------------------------------------------

Raymond A. Mason               Chairman of the Board and
                                 Director                          None

James W. Brinkley              Vice Chairman, Chief Executive      None
                               Officer and Director

Timothy C. Scheve              President and Director              None

Thomas P. Mulroy               Executive Vice President            None
                               and Director

Robert G. Sabelhaus            Executive Vice President            None
                               and Director

Richard J. Himelfarb           Senior Executive Vice President     None

Manoochehr Abbaei              Executive Vice President            None

Joseph A. Sullivan             Executive Vice President            None

D. Stuart Bowers               Senior Vice President               None

W. William Brab                Senior Vice President               None

Edwin J. Bradley, Jr.          Senior Vice President               None

Deepak Chowdhury               Senior Vice President               None

Charles J. Daley, Jr.          Senior Vice President, Chief        None
                               Financial Officer and Treasurer

W. Talbot Daley                Senior Vice President               None

Thomas M. Daly, Jr.            Senior Vice President               None

Jeffrey W. Durkee              Senior Vice President               None

Harry M. Ford, Jr.             Senior Vice President               None

Daniel R. Greller              Senior Vice President               None

Thomas E. Hill                 Senior Vice President               None
218 N. Washington Street
Suite 31
Easton, MD  21601

Thomas Hirschmann              Senior Vice President               None

Carl Hohnbaum                  Senior Vice President               None
2500 Dominion Tower
625 Liberty Avenue
Pittsburgh, PA  15222

Harold L. Hughes               Senior Vice President               None

David M. Jernigan              Senior Vice President               None

William B. Jones, Jr.          Senior Vice President               None
1747 Pennsylvania Avenue, N.W.
Washington, D.C.  20006

Laura L. Lange                 Senior Vice President               None

Horace M. Lowman, Jr.          Senior Vice President               None

Ira H. Malis                   Senior Vice President               None

Angel Mata, Jr.                Senior Vice President               None

Marvin H. McIntyre             Senior Vice President               None
1747 Pennsylvania Avenue, N.W.
Washington, D.C.  20006

Jonathan M. Pearl              Senior Vice President               None

David S. Penn                  Senior Vice President               None

Robert F. Price                Senior Vice President               None
                               and Secretary

Jane Soybelman                 Senior Vice President               None

Joseph E. Timmins              Senior Vice President               None

Christopher Wasson             Senior Vice President               None

Warren S. Ashenmil             Vice President                      None

Paul J. Ayd                    Vice President                      None

William H. Bass, Jr.           Vice President                      None

Stephanie M. Beran             Vice President                      None

Nathan S. Betnun               Vice President                      None

Scott R. Cousino               Vice President                      None

Elisabeth Craig                Vice President                      None

Thomas W. Cullen               Vice President                      None

Robert J. Dillon               Vice President                      None

Brian M. Eakes                 Vice President                      None

J. Peter Feketie               Vice President                      None

James P. Fitzgerald            Vice President                      None
225 West Washington Street
Suite 1285
Chicago, IL  60606

Norman C. Frost, Jr.           Vice President                      None

Michelle Fuhrman               Vice President                      None

Joseph M. Furey                Vice President                      None

Francis X. Gallagher, Jr.      Vice President                      None

David Gately                   Vice President                      None

Steven C. Genyk                Vice President                      None
1735 Market Street
10th Floor
Philadelphia, PA  19103

Keith E. Getter                Vice President                      None

W. Kyle Gore                   Vice President                      None

Kim M. Hagins                  Vice President                      None

Patrick G. Hartley             Vice President                      None

Kendra Heyde                   Vice President                      None

Rosalind Hicks                 Vice President                      None

Dale S. Hoffman                Vice President                      None

Timothy A. Jackson             Vice President                      None
147 South Cherry Street
Suite 100
Winston-Salem, NC  27120

Richard A. Jacobs              Vice President                      None

Francis J. Jamison, Jr.        Vice President                      None

Elizabeth A. Kane              Vice President                      None

Robert H. Kennedy              Vice President                      None
5955 Carnegie Boulevard
Suite 200
Charlotte, NC  28209

Patricia Lattin                Vice President                      None

Henry Lederer                  Vice President                      None

Donna Maher                    Vice President                      None

Jeffrey R. Manning             Vice President                      None

John Martinez                  Vice President                      None

Richard Marvin                 Vice President                      None
147 South Cherry Street
Suite 100
Winston-Salem, NC  27120

Theresa McGuire                Vice President and Controller       None

Michael P. McMahan             Vice President                      None

Julia A. McNeal                Vice President                      None

Thomas C. Merchant             Vice President and                  None
                               Assistant Secretary

Mark C. Micklem                Vice President                      None

Martin F. Mitchell             Vice President                      None

Deanna S. Mojarrad             Vice President                      None

Ross Moring                    Vice President                      None

Robert Moy                     Vice President                      None

Neil P. O'Callaghan            Vice President                      None

David J. O'Malley              Vice President                      None

Ann O'Shea                     Vice President                      None

Robert E. Patterson            Vice President and                  None
                               General Counsel

Thomas K. Peltier              Vice President                      None

Gerard F. Petrik, Jr.          Vice President                      None

James H. Redd                  Vice President                      None

Thomas E. Robinson             Vice President                      None

Theresa M. Romano              Vice President                      None

James A. Rowan                 Vice President                      None

B. Andrew Schmucker            Vice President                      None
1735 Market Street
Philadelphia, PA  19103

Robert W. Schnakenberg         Vice President                      None

Robert C. Servas               Vice President                      None
225 West Washington Street
Suite 1285
Chicago, IL  60606

Alexsander M. Stewart          Vice President                      None

Joyce Ulrich                   Vice President                      None

Sheila M. Vidmar               Vice President                      None

Barbara Weaver                 Vice President                      None
Energy Centre
1100 Poydras Street
Suite 1900
New Orleans, LA 70163

W. Matthew Zuga                Vice President                      None


* All addresses are 100 Light Street, Baltimore, Maryland 21202, unless otherwise indicated.

        (c) The Registrant has no principal underwriter that is not an affiliated person of the Registrant or an affiliated person of such an affiliated person.

Item 28.       Location of Accounts and Records

     State Street Bank and Trust Company    and    Legg Mason Fund Adviser, Inc.
     P.O. Box 1713                                 100 Light Street
     Boston, Massachusetts  02105                  Baltimore, Maryland  21202

Item 29.       Management Services

        None

Item 30.       Undertakings

        None

                                 SIGNATURE PAGE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Legg Mason Income Trust, Inc., has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore and State of Maryland, on the 28th day of November, 2003.

                                                   LEGG MASON INCOME TRUST, INC.



                                                   By:  /s/ Mark R. Fetting
                                                        ------------------------
                                                            Mark R. Fetting
                                                            President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 36 to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                       Title                          Date
---------                       -----                          ----

/s/ John F. Curley, Jr.*        Chairman and Director          November 28, 2003
------------------------
John F. Curley, Jr.

/s/Mark R. Fetting              President (Principal           November 28, 2003
------------------              Executive Officer) and
Mark R. Fetting                 Director

/s/Arnold L. Lehman*            Director                       November 28, 2003
--------------------
Arnold L. Lehman*

/s/Robin J.W. Masters*          Director                       November 28, 2003
----------------------
Robin J.W. Masters

/s/Jill E. McGovern*            Director                       November 28, 2003
--------------------
Jill E. McGovern

/s/ Arthur S. Mehlman*          Director                       November 28, 2003
----------------------
Arthur S. Mehlman

/s/G. Peter O' Brien*           Director                       November 28, 2003
G. Peter O'Brien

/s/S. Ford Rowan*               Director                       November 28, 2003
S. Ford Rowan

/s/Marie K . Karpinski          Vice President and             November 28, 2003
----------------------          Treasurer (Principal
Marie K. Karpinski              Financial and Accounting
                                  Officer)


*Signatures affixed by Marc R. Duffy, pursuant to Power of Attorney, a copy of which is filed herewith.

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee of one or more of the following investment companies (as set forth in the companies' Registration Statements on Form N-1A):

LEGG MASON CASH RESERVE TRUST          LEGG MASON VALUE TRUST, INC.
LEGG MASON INCOME TRUST, INC.          LEGG MASON CHARLES STREET TRUST, INC.
LEGG MASON GLOBAL TRUST, INC.          LEGG MASON SPECIAL INVESTMENT TRUST, INC.
LEGG MASON TAX-EXEMPT TRUST, INC.      LEGG MASON INVESTORS TRUST, INC.
LEGG MASON TAX-FREE INCOME FUND        LEGG MASON LIGHT STREET TRUST, INC.
LEGG MASON FOCUS TRUST, INC.           LEGG MASON INVESTMENT TRUST, INC.

plus any other investment company for which Legg Mason Fund Adviser, Inc. or an affiliate thereof acts as investment adviser or manager and for which the undersigned individual serves as Director/Trustee hereby severally constitute and appoint each of MARK R. FETTING, MARIE K. KARPINSKI, MARC R. DUFFY, ANDREW
J. BOWDEN, ARTHUR J. BROWN and ARTHUR C. DELIBERT my true and lawful attorney-in-fact, with full power of substitution, and each with full power to sign for me and in my name in the appropriate capacity and only for those companies described above for which I serve as Director/Trustee, any
Registration Statements on Form N-1A, all Pre-Effective Amendments to any Registration Statements of the Funds, any and all Post-Effective Amendments to said Registration Statements, and any and all supplements or other instruments in connection therewith, to file the same with the Securities and Exchange Commission and the securities regulators of appropriate states and territories, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, all related requirements of the Securities and Exchange Commission and all requirements of appropriate states and territories. I hereby ratify and confirm all that said attorney-in-fact or their substitutes may do or cause to be done by virtue hereof.

WITNESS my hand on the date set forth below.

SIGNATURE                                                       DATE
----------                                                      ----

/s/ John F. Curley, Jr.                                         November 7, 2002
---------------------------------
John F. Curley, Jr.

/s/ Mark R. Fetting                                             November 7, 2002
---------------------------------
Mark R. Fetting

/s/ Richard G. Gilmore                                          November 7, 2002
---------------------------------
Richard G. Gilmore

/s/ Arnold L. Lehman                                            November 7, 2002
---------------------------------
Arnold L. Lehman

/s/ Robin J.W. Masters                                          November 7, 2002
---------------------------------
Robin J.W. Masters

/s/ Jill E. McGovern                                            November 7, 2002
---------------------------------
Jill E. McGovern

/s/ Arthur S. Mehlman                                           November 7, 2002
---------------------------------
Arthur S. Mehlman

/s/ Jennifer W. Murphy                                          November 7, 2002
---------------------------------
Jennifer W. Murphy

/s/ G. Peter O'Brien                                            November 7, 2002
---------------------------------
G. Peter O'Brien

/s/ S. Ford Rowan                                               November 7, 2002
---------------------------------
S. Ford Rowan

                          Legg Mason Income Trust, Inc.
                                    Exhibits


Exhibit (a)(iii)      Articles Supplementary filed August 20, 2003

Exhibit (a)(iv)       Articles of Amendment filed November 14, 2003

Exhibit (e)(iv)       Amendment to Underwriting Agreements

Exhibit (g)(v)        Amendment to Custodian Contract dated July 1, 2001

Exhibit (h)(ii)       Amendment to Transfer Agency and Service Agreement

Exhibit (h)(iii)      Delegation Amendment to Transfer Agency and Service
                        Agreement

Exhibit (n)(i)        U.S. Government Intermediate-Term Portfolio Amended
                        Multiple Class Plan pursuant to
                      Rule 18f-3

Exhibit (n)(ii)       Investment Grade Income Portfolio Amended Multiple Class
                        Plan pursuant to Rule 18f-3

Exhibit (n)(iii)      High Yield Portfolio Amended Multiple Class Plan pursuant
                        to Rule 18f-3